Registration No. ___________
                                           File No. ________

                                    SECURITIES AND EXCHANGE COMMISSION
                                          WASHINGTON, D.C. 20549
                                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

        PRE-EFFECTIVE AMENDMENT NO. ___                           /   /

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /


                                        OPPENHEIMER REAL ASSET FUND
-----------------------------------------------------------------------
                            (Exact Name of Registrant as Specified in Charter)

                             3410 South Galena Street, Denver, Colorado 80231
-----------------------------------------------------------------------
                                 (Address of Principal Executive Offices)

                                               303-671-3200
-----------------------------------------------------------------------
                                      (Registrant's Telephone Number)

                                          ANDREW J. DONOHUE, ESQ.
                                  Oppenheimer Real Asset Management, Inc.
                           Two World Trade Center, New York, New York 10048-0203
-----------------------------------------------------------------------
                                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

      /   /  Immediately upon filing pursuant to paragraph (b)

      / X /  On __________________, pursuant to paragraph (b)

      /   /  60 days after filing, pursuant to paragraph (a)(1)

      /   /  On _______, pursuant to paragraph (a)(1)

      /   /  75 days after filing, pursuant to paragraph (a)(2)

          /   /  On _______, pursuant to paragraph (a)(2)
              of Rule 485.
------------------------------------------------------------------------

                                      CALCULATION OF REGISTRATION FEE
                                     UNDER THE SECURITIES ACT OF 1933


                                     Proposed              Proposed
Title of                             Maximum               Maximum               Amount of
Securities Being      Amount Being   Offering Price        Aggregate             Registration
Registered            Registered     Per Unit              Offering Price        Fee

Class A,
Class B,
Class C, and
Class Y Shares
of Beneficial
Interest (par
value $____
per share)            Indefinite     $_____                Indefinite*           $500.00


________________
* An indefinite number of Class A, Class B, Class C, and Class Y shares of Beneficial Interest of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                                 FORM N-1A

                                        OPPENHEIMER REAL ASSET FUND


                                           Cross Reference Sheet

Part A of
Form N-1A
Item No.     Prospectus Heading

    1        Cover Page
    2        Expenses; A Brief Overview of the Fund
    3        *
    4        Front Cover Page; Investment Objective and Policies
    5        Expenses; How the Fund is Managed; Back Cover
    5A       *
    6        Dividends, Capital Gains and Taxes; How the Fund is Managed -
             Organization and History; The Transfer Agent
    7        How to Exchange Shares; Special Investor Services; Service
             Plan for Class A shares; Distribution and Service Plan for
             Class B Shares; Distribution and Service Plan for Class C
             Shares; How to Buy Shares; How to Sell Shares; Shareholder
             Account Rules and Policies
    8        How to Sell Shares; How to Exchange Shares; Special Investor
             Services
    9        *

Part B of
Form N-1A
Item No.     Heading in Statement of Additional Information or Prospectus

    10       Cover Page
    11       Cover Page
    12       *
    13       Investment Objective and Policies; Other Investment
             Techniques and Strategies; Additional Investment Restrictions
    14       How the Fund is Managed -- Trustees and Officers of the Fund
    15       How the Fund is Managed -- Major Shareholders
    16       How the Fund is Managed; Additional Information about the
             Fund; Distribution and Service Plans; Back Cover
    17       How the Fund is Managed
    18       Additional Information about the Fund
    19       About Your Account -- How to Buy Shares, How to Sell Shares,
             How to Exchange Shares
    20       Dividends, Capital Gains and Taxes
    21       How the Fund is Managed; Additional Information about the
             Fund - The Distributor; Distribution and Service Plans
    22       *
    23       Financial Statements


________________
*Not applicable or negative answer.

OPPENHEIMER
Real Asset Fund

Prospectus dated ___________ 1996


-------------------------------------------------------------------------

Oppenheimer Real Asset Fund is a mutual fund that seeks to provide total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of hybrid instruments, futures contracts, securities, and other instruments that the Fund's investment adviser believes will outperform investments in traditional equity or debt securities when the value of such traditional securities is declining due to adverse economic conditions.

     An investment in the Fund should not be the sole source of investment for a shareholder. Rather, an investment in the Fund should be considered as part of an overall portfolio strategy which includes fixed income and equity securities.

     The Fund may invest in hybrid instruments, the values of which may be linked to the value of certain commodities, commodity futures contracts, indexes, or other measurable economic variable, and which may entail greater and different risks of liquidity, volatility and loss of principal than other equity or debt securities. See "Risk Factors-Hybrid Instruments," on page ___. Investors should carefully consider these risks before investing. The Fund may also use certain hedging instruments and derivative instruments in an effort to reduce the risks of market fluctuations that affect the value of the investments the Fund holds, or to seek total return.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

(logo) OppenheimerFunds


Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


                    A B O U T  T H E  F U N D

                    Expenses
                    A Brief Overview of the Fund
                    Investment Objective and Philosophy
                    How the Fund is Managed
                    Performance of the Fund

                    A B O U T  Y O U R  A C C O U N T

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    Automatic Withdrawal and Exchange Plans
                    Reinvestment Privilege
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone
                    By Checkwriting

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Appendix A: Special Sales Charge Arrangements for
Shareholders        of the Fund Who Were Shareholders of the Former Quest for
Value               Funds

A B O U T  T H E  F U N D

Expenses

     The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you might expect to bear indirectly. The numbers below are based on the Fund's projected expenses for its current fiscal period ending ________.

     - Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," from pages __ through __, for an explanation of how and when these charges apply.


                   Class AClass BClass C Class Y
                   SharesSharesSharesShares
        -------------------------------------------------------------------------------------------------------
    Maximum Sales Charge   5.75% None None None
    on Purchases (as a % of
    offering price)
        -------------------------------------------------------------------------------------------------------
    Sales Charge onNone None None None
    Reinvested Dividends
        -------------------------------------------------------------------------------------------------------
    Deferred Sales ChargeNone(1) 5% in the first1% if sharesNone
    (as a % of the lower ofyear, decliningare redeemed
    the original purchaseto 1% in thewithin 12
    price or redemptionsixth year andmonths of
    proceeds)      eliminatedpurchase(2)
                   thereafter(2)
        -------------------------------------------------------------------------------------------------------
    Exchange Fee   None None None None

_______________________
(1) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Class A Shares," below.
(2) See "How to Buy Shares," below, for more information on the contingent deferred sales charges.

        - Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, Oppenheimer Real Asset Management, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses.

        The numbers in the table below are projections of the Fund's business expenses based on the Fund's projected 12b-1 Distribution Plan Fees and Management fees, and estimated other expenses if the Fund's shares had been outstanding for a full fiscal year. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares, assuming that the Fund's average annual net assets for such fiscal year are $__ million. The 12b-1 Distribution Plan Fees for Class A shares are service plan fees. For Class B and Class C shares the 12b-1 Distribution Plan Fees are the service plan fees and asset-based sales charges. The service fee for each class is 0.25% of average annual net assets of the class and the asset-based sales charge for Class B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy
Shares."

        The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.


                               Class A    Class B    Class C     Class Y
                               Shares     Shares     Shares      Shares
------------------------------------------------------------------------
Management Fees                1.00%      1.00%      1.00%        1.00%
--------------------------------------------------------------------------
12b-1 Distribution Plan Fees   0.25%      1.00%      1.00%        None
--------------------------------------------------------------------------
Other Expenses                 ____%      ____%      ____%        ____%
--------------------------------------------------------------------------
Total Fund Operating
Expenses                       ____%      ____%      ____%        ____%
--------------------------------------------------------------------------

        - Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make $1,000 investments in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3, 5 and 10 years:


                             1 year  3 years        5 years       10 years
------------------------------------------------------------
Class A Shares
------------------------------------------------------------
Class B Shares
------------------------------------------------------------
Class C Shares
------------------------------------------------------------
Class Y Shares

If you did not redeem your investment, it would incur the following expenses:

Class A Shares
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
Class Y Shares

        Because of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class
C shareholders could pay the economic equivalent of an amount greater than the maximum front-end sales charge allowed under applicable regulatory requirements. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

        These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which will vary.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

        - What Is The Fund's Investment Objective? The Fund's investment objective is to seek total return.

        - What Does the Fund Invest In? The Fund invests primarily in Hybrid Instruments. Hybrid Instruments are derivative securities whose values are derived from, or linked to, the value of an underlying commodity, futures contract, index or other underlying economic factor.
Additionally, the Fund may invest in futures contracts, forward contracts, swaps, options, and securities and financial assets including debt instruments, equity securities, real estate investment trusts ("REITS") and money market instruments.

        - Who Manages the Fund? The Fund's investment adviser (the "Adviser") is OppenheimerFunds, Inc. The Fund also has a subadviser (the "Manager") which is Oppenheimer Real Asset Management, Inc. The Manager is a wholly owned subsidiary of the Adviser which, along with a subsidiary, manages investment company portfolios having over $55 billion in assets at June 30, 1996. The Manager is responsible for the day-to-day management of the Fund's investments. The Adviser and Manager are paid advisory fees by the Fund, based on its net assets. The Fund has a portfolio manager, Dr. Russell Read, who is employed by the Manager. He is primarily responsible for the selection of the Fund's investments. The Fund's Board of Trustees oversees the Manager and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

        - How Risky is the Fund? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry, commodity, or issuer, can affect the value of the Funds' investments and the Fund's net asset values per share. Hybrid Instruments linked to the value of an underlying commodity, futures contract, index or other underlying economic variable, may be quite volatile and suffer a loss of principal. See "Risk Factors - Hybrid Instruments," below. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers. Fixed-income investments are generally subject to credit risk and the risk that values will fluctuate with changes in interest rates, with lower-rated, fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. Hedging instruments and derivative investments involve certain risks, as discussed under "Options, Futures Contracts and Other Derivative Instruments."

        The Fund intends to invest principally in commodity-linked Hybrid Instruments, commodity futures contracts and commodity swaps. The values of commodities underlying these investments are subject to additional variables which may be less significant to the value of traditional securities such as stocks and bonds. Variables such as drought, floods, weather conditions, livestock disease, embargos, tariffs and storage costs may have a larger impact on commodity prices and commodity-linked investments than on traditional securities. These additional variables may subject the Fund's commodity-linked investments to greater volatility than an investment in traditional securities such as stocks and bonds.

        The closest mutual fund category to the Fund is the natural resource funds. However, unlike natural resource funds, which invest primarily in the securities of natural resource companies, the Fund intends to invest primarily in instruments which are directly linked to an underlying commodity, futures contract, index, or other measurable economic variable.

        In the Oppenheimer funds spectrum, the Fund is generally considered to be a more aggressive fund. The Fund is expected to have a higher risk/return profile than the other Oppenheimer funds. This is because the Fund invests in Hybrid Instruments, futures contracts and swaps, which are subject to greater volatility and have various additional special risks.

        Hybrid Instruments are typically privately issued securities which are not listed or traded on any exchange. Consequently, Hybrid Instruments may be less liquid than exchanged-traded stocks and bonds. Additionally, pricing of Hybrid Instruments depends on dealer bid and ask quotes in the over the counter market instead of exchange quoted prices.

        While the Manager tries to reduce some risks by diversifying investments across financial and commodity markets, and by carefully researching investments before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Risk Factors" starting on page __ for a more complete discussion of the Fund's investment risks.

        - How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic
Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

        - Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of buying them. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page __ for more details, including a discussion about which class may be appropriate for you.

        - How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How To Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.


Investment Objective and Philosophy

Investment Objective.  The Fund seeks to provide total return.

        The Fund's investment objective is fundamental and can be changed only with the approval of shareholders. There can be no assurance that the Fund will meet its investment objective. The Fund is subject to the investment restrictions described in this Prospectus and in the Statement of Additional Information, some of which are fundamental policies.

Investment Philosophy. The Fund will be managed to provide investors with a diversified portfolio of securities and other instruments which the Manager believes should outperform investments in traditional equity and fixed income securities ("traditional securities") that tend to decline in value during adverse economic conditions. Conversely, during "bull markets," when the value of traditional securities is expected to increase, the Fund's investments may underperform an investment in traditional securities.

        Historically, over the period of 1970-1995, the correlation between the returns to commodities and financial assets such as stocks and bonds has been negative. This inverse relationship has generally prevailed because commodities have historically increased in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus negate any potential diversification benefits.

        For example, a portfolio consisting of traditional securities has tended to decline during periods of increasing interest rates and inflation. During such periods, the value of certain commodities, such as oil and metals, has tended to increase. The Fund intends to invest in derivative instruments, the value of which are derived from, or linked to the value of certain commodities, futures contracts, indexes, or other measurable economic variables ("Hybrid Instruments"). These Hybrid Instruments are designed to combine certain features of traditional securities with features of commodities, commodity futures, indexes, or other measurable economic variables that may not decline in value to the same extent as a decline in value of traditional securities during adverse economic conditions.

        The success of the Manager's investment strategy depends, among other things, upon the Manager's analysis of financial market conditions and its ability to predict which commodity or commodity indexes will outperform traditional securities. To the extent that the Manager is successful, investors in the Fund may achieve investment results that outperform a portfolio of traditional securities during adverse economic conditions.
To the extent, however, that the Manager is not successful, investors in the Fund may achieve investment results that underperform a portfolio of traditional securities.

        The Manager expects the return on the Fund's investments to exhibit low, or possibly negative correlation with the returns on traditional securities. Therefore, the Fund's investments are expected to outperform investments in traditional securities during "bear markets," but underperform in "bull markets." For this reason an investment in the Fund should not be the sole source of investment for a shareholder. Rather, an investment in the Fund should complement an investor's total portfolio and thereby offer greater potential diversification and return benefits.

        While the Manager has considerable experience in investing in traditional securities, the Manager has only limited experience in investing in commodity-linked Hybrid Instruments, commodity futures and commodity swaps. The commodities markets may be subject to additional special risks that do affect traditional securities. See "Risks - Skill of the Manager," and "Risks - Commodity Futures Contracts."

Investment Policies and Strategies. Set forth below are the investment policies and strategies the Fund may use in seeking its investment objective. The Manager might not use all of these instruments or all of these investment strategies to the full extent permitted unless it believes doing so will help the Fund achieve its investment objective.

        Under normal market conditions, when the Manager believes that the commodities or securities markets are not in a volatile or unstable period, the Fund may invest up to 65% of its total assets in hybrid instruments, futures contracts, and swap transactions. Additionally, under normal market conditions, the Fund may invest up to 35% of its total assets in certain securities, including debt securities, common stocks, convertible securities, REITS, warrants and other equity securities that generally represent an ownership interest in the company issuing the security.

        - Can the Fund's Investment Objective and Policies Change? The Fund has the investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy or technique is "fundamental."

        Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained under "Investment Restrictions." The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus or the Statement of Additional Information.

        - Non-Diversification. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the
"Investment Company Act"), so that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. An investment in the Fund will therefore entail greater risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater exposure to a smaller number of issuers, greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which will relieve the Fund from liability for Federal income tax to the extent its earnings are distributed to shareholders. Among the requirements for such qualification are that: (1) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets may be invested in the securities of a single issuer and the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

How the Fund Pursues Its Investment Objective.

        The Fund seeks to achieve its objective by investing primarily in Hybrid Instruments, commodity futures contracts, and commodity swaps, the value of which are linked to the value of certain commodities, futures contracts, indexes or other economic variable. Under normal market conditions, the Fund will invest at least 65% of its total assets in Hybrid Instruments that meet certain criteria described in Appendix A of the Statement of Additional Information, commodity futures contracts, and qualifying swap transactions that satisfy certain criteria described in Appendix B of the Statement of Additional Information.

        The Fund may invest the remainder of its assets in other securities and financial instruments, including debt instruments, equity securities, real estate investment trusts ("REITS"), money market instruments and options on securities and futures contracts.

        The Manager might not use all of these instruments or all of these investment strategies to the full extent permitted unless it believes doing so will help the Fund achieve its investment objective.

        - Hybrid Instruments.

        - Hybrid Instruments are "derivative" securities.

        A Hybrid Instrument is a derivative security whose value is derived from, or linked to, the value of another source, typically a commodity, a futures contract, an index or some other readily measurable economic variable.

        The Hybrid Instruments in which the Fund invests may include, but are not limited to, debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indexes, such as the Goldman Sachs Commodity
Index (the "GSCI"). The Fund may invest in Hybrid Instruments where the principal is protected completely, partially or not at all.

        The Hybrid Instruments in which the Fund expects to invest are typically structured as follows:

        - Principal-protected Hybrid Instruments. The issuer of a principal-protected Hybrid Instrument typically invests in a U.S. Treasury bill and holds the principal. It then invests the usual interest payments received on the Treasury bill in call options on a commodity futures contract, an index such as the GSCI or some other measurable economic variable. The more the value of the futures contract, index or economic variable rises, the more the Hybrid Instrument would be worth at maturity. If the value of the underlying commodity futures contract, index or economic variable declines, then the Fund would receive no investment return, but would receive its principal back.

        - Partially-protected Hybrid Instruments. When the issuer also invests a portion of the principal in call options on commodity futures contracts, indexes or other economic variable, the value of the principal the Fund receives at maturity may be more or less than the amount invested, depending on the performance of the underlying futures contract, index or economic variable.

        - Hybrid Instruments without principal protection. The Fund may also invest in Hybrid Instruments which offer no principal protection. At maturity, the value of the underlying commodity futures contract, index or other economic variable may have declined sufficiently such that no principal may be returned. To limit this exposure, the Fund will invest no more than 25% of its net assets in Hybrid Instruments where the risk of loss of principal investment exceeds 50% of the principal value of the Hybrid Instrument.

        - Some Hybrid Instruments involve leverage.

        Leverage exists when the Fund contracts for the right to a return on a capital base that exceeds the return on the investment that the Fund has personally contributed to the entity or instrument achieving a return.
Some Hybrid Instruments in which the Fund may invest involve a degree of leverage. See "Limitations on Leverage," below.

        As an example, a Hybrid Instrument that is linked to the value of a commodity index may return income calculated as a multiple of the price movement of the underlying index. For instance, a Hybrid Instrument with a leverage factor of 1.5 will increase in value by 1.5% for every 1% increase in the underlying index. Therefore, at maturity, if the underlying index has increased by 10%, the Hybrid Instrument would pay the full principal value plus 15% of the principal value. However, if the Hybrid Instrument is not principal protected and the underlying index declines by 10%, the Hybrid Instrument would pay only 85% of its principal. This form of leverage is different from the more traditional form of leverage, which is borrowing to increase the Fund's investable assets. The Fund does not intend to borrow from lenders to increase its base of investable assets. The Fund will limit its investments in Hybrid Securities and other instruments that may involve leverage (see "Limitations on Investments in Hybrid Instruments").

        - Limitations on Hybrid Instruments.

        Maturity. The Fund will not invest more than 10% of its total assets in Hybrid Instruments with a maturity greater than 13 months.

        Principal protection. The Fund will not invest more than 25% of its total assets in partially-protected Hybrid Instruments where, under the terms of the Hybrid, the risk of loss to the Fund upon maturity exceeds
50% of the principal value of the Hybrid Instrument.

        Qualifying Hybrid Instruments. Under normal circumstances, the Fund may invest 65% of its total assets in Qualifying Hybrid Instruments. See Appendix A of the Statement of Additional Information for a description of Qualifying Hybrid Instruments. The Fund may, however, invest in non-qualifying Hybrid Instruments for hedging purposes and to a limited extent, allowed by applicable regulations, for non-hedging purposes.

        Limitations on leverage. The Fund will seek to limit the amount of leverage with respect to any one Hybrid Instrument in which it invests as well as the leverage of the Fund's overall portfolio. The Fund will not engage in a transaction involving a Hybrid Instrument if, at the time of purchase, the Hybrid Instrument's "leverage ratio" exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable. In addition, the Fund's "portfolio leverage ratio" will not exceed 150%, measured at the time of purchase. "Leverage ratio" is defined as the expected increase in the value of an instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a Hybrid Instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would result in a 1.5% gain in value for the Hybrid Instrument. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Fund's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notational values. The limitations on leverage described in this paragraph are "non-fundamental," which means that they may be changed by the Fund's Board of Trustees without approval of shareholders. The Fund has no present intention of changing this limitation.

        - Commodity Futures Contracts.

        - Types of commodity futures contracts. The Fund intends to invest a portion of its net assets in commodity futures contracts. Commodity futures contracts are an agreement between two parties for one party to buy an asset from the other party at a later date at a price and quantity agreed upon today. The Fund expects to transact in five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle, hogs and pork bellies;
(3) agriculture, which includes wheat, corn, oats, soybeans, soybean meal and oil, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum and copper; and (5) precious metals, which includes gold, platinum and silver. The Fund may also transact in other commodity or financial futures if it believes that doing so may be advantageous to the Fund's shareholders.

        - Characteristics of the commodity futures markets. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

        - Clearing corporation. In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange trade futures contracts. That is, the Fund's obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund's rights under the futures contract.

        - Delivery of the underlying commodity. Unlike stocks or bonds where the buyer acquires ownership in the security, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

        - Swaps.

        - Swaps are customized agreements. Swaps are customized agreements between two parties to exchange or swap cash flows or assets at specified intervals in the future. A swap contract may be best described as a portfolio of forward contracts, where one party agrees to exchange an asset (e.g. bushels of wheat) for another asset (cash) at specified dates in the future. A one period swap contract operates the same as a forward or futures contract because there is an agreement to swap wheat for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore, more than one exchange of assets. The Fund may enter into swap transactions whose terms and obligations extend beyond one year.

        - Swaps are derivative instruments. The Fund expects to commit a portion of its net assets to total return swaps on commodity prices, futures contracts, the GSCI, components of the GSCI, other commodity indices, or other readily measurable economic variables. A total return swap gives the Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the swap counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay to the counterparty the dollar value of this decline in addition to its fee payments.

        - Qualifying Swap Transactions. Similar to Qualifying Hybrid Instruments, the Fund intends to invest only in Qualifying Swap Transactions. Qualifying Swap Transactions are exempt from regulation by the Commodity Futures Trading Commission under the Commodity Exchange Act. Qualifying Swap Transactions are described in more detail in Appendix B of the Statement of Additional Information.

        - Temporary Investment Strategy. Under normal market conditions, the Fund will invest at least 65% of its total assets in Qualifying Hybrid Instruments, futures contracts and swaps. During periods of unusual market volatility or instability, or unusual economic or business activity, which in the Manager's judgment may adversely affect the Fund or its investments or when the Manager determines that such condition may occur, the Fund may invest up to 100% of its assets in shorter-term debt securities or instruments, primarily domestic shorter-term debt securities. During these periods of instability, the Manager may not be able to develop an expectation regarding the movement of commodity prices. Therefore, as a temporary strategy to protect the Fund's assets, the Manager may increase the Fund's holdings of short-term debt securities. Securities selected for defensive reasons may include: (1) U.S. Treasury bills and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (2) commercial paper, (3) certificates of deposit, bankers acceptances or other U.S. bank obligations, or (4) other money market instruments.

Other Investments.

        Under normal market conditions, the Fund may also invest up to 35% of its total assets in the following securities and instruments:

        - International equity securities. The Fund may invest in equity securities issued by companies domiciled or engaged in business principally in countries outside the United States. International equity securities, which, in addition to common stock, convertible securities, preferred securities and warrants, also include American Depository Receipts and other similar depository receipts.

         - Real estate investment trusts. The Fund may invest in real estate investment trusts ("REITS"), real estate development and real estate operating companies, and shares of companies engaged in other real estate related businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate.
A REIT may focus on a particular project, such an apartment complex, or geographic region, such as the Northeastern United States, or both.

        - Corporate bonds. The Fund may invest in corporate bonds, including investment grade debt securities and High-Yield Securities. Investment grade debt securities include corporate bonds, and other asset-backed and debt securities (described below) rated in the four highest categories by Standard & Poor's Corporation, Moody's Investor Services, Inc., or by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, considered by the Manager to be of similar quality.

        High risk, High-Yield securities, or "junk bonds," carry more credit risk and are rated "BB" or below by S&P or "Ba" or below by Moody's, or similarly by another NRSRO or, if unrated, considered by the Manager to be of comparable quality, or similarly by another NRSRO. High yield securities are considered more risky than investment grade bonds because there is greater uncertainty regarding the economic viability of the issuer. The Fund will not invest more than 10% of its total assets in High-Yield Securities and unrated securities.

        - International bonds. The Fund may invest in international bonds, including debt securities denominated in currencies other than the U.S. dollar. Generally, these securities are issued by foreign corporations and foreign governments and are traded on foreign markets. Investment in international debt securities that are denominated in foreign currencies involve certain additional risks, which are described in the Statement of Additional Information.

        - Money market instruments. The Fund may invest in money market instruments, including U.S. Government obligations, certificates of deposit, banker's acceptances, bank deposits, other financial institution obligations, commercial paper and other short-term commercial obligations. These instruments may include instruments that have variable interest rates which, in the opinion of the Manager, are expected to maintain a value at or close to the face value of the instrument. The Fund may keep a portion of its assets in cash. The Fund reserves the right to depart from its investment objective and policies temporarily, for defensive purposes, by investing up to 100% of its total assets in cash or money market instruments.

        - U.S. Debt Securities. The Fund's investments in U.S. debt securities may include, but are not limited to, the following:

        - U.S. Government Obligations. U.S. Treasury notes, bills and bonds are backed by the full faith and credit of the U.S. government. Some U.S. government agency securities are backed by the full faith and credit of the U.S. government (for example,"Ginnie Mae's"). Others are supported by the right of the agency to borrow an amount from the U.S. government limited to a specific line of credit (for example, "Fannie Mae's").
Others are supported only by the credit of the agency that issued the security (for example, "Freddie Mac's").

        - Mortgage-Backed Securities and CMOs. The Fund may invest in securities that represent an interest in a pool of residential mortgage loans. These include collateralized mortgage-backed obligations (referred to as "CMOs") issued by the U.S. government, its agencies or instrumentalities, or by private issuers. The issuer's obligation to make interest and principal payments on a mortgage-backed security is secured by the underlying portfolio of mortgages or mortgage-backed securities. Prepayments on the underlying mortgages are an important element of CMOs and may result in a gain or loss to the Fund and may reduce the return on mortgage-backed securities or CMOs.

        The Fund may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery to the Fund of the mortgage-backed securities in which the Fund may invest. The Fund would be required to place cash, U.S. Government securities or other liquid securities in a segregated account with its custodian bank in an amount equal to its purchase payment obligation under the roll.

        When the Fund engages in forward roll transactions, it relies on the buyer or seller as the case may be, to consummate the transaction.
Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.

        - Asset-Backed Securities. Asset-backed securities represent interests in pools of assets such as receivables from credit card loans and automobile loans and in other trade receivables. Asset-backed securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's principal amount.
Prepayments on the underlying receivables may reduce the return on asset-backed securities.

        - Zero Coupon Securities. These securities, which may be issued by the U.S. government, its agencies or instrumentalities or by private issuers, are purchased by the Fund at a substantial discount from their face value. They are subject to greater fluctuations in market value as interest rates change than debt securities that pay interest periodically. For financial accounts and tax purposes, interest accrues on zero coupon bonds even though cash is not actually received by the Fund.

        - Participation Interests. Participation interests are interests in loans made to U.S. or foreign companies or to foreign governments. These interests are typically acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets may be invested in participation interests of the same borrower.

        - Bank Obligations. These include time deposits, certificates of deposit and bankers acceptances of a domestic or foreign bank with total assets of at least U.S. $1 billion.

        - Portfolio Turnover. A change in the assets and securities held by the Fund is known as "portfolio turnover." The Fund will actively trade short-term instruments whose value is linked to an underlying commodity or index. Consequently, the Fund may have a high portfolio turnover rate. High portfolio turnover may affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains paid to Fund shareholders. Portfolio turnover also affects brokerage costs, dealer mark-ups and other transaction costs.

        - Board-Approved Instruments. The Fund may invest in other instruments (including new instruments that may be developed in the future) that the Fund's Board of Trustees determines are consistent with the Fund's investment objective and investment policies.

Other Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques and strategies involve certain additional risks. The Statement of Additional Information contains more information about these techniques and strategies, including limitations on their use that may help to reduce some of the risks.

        - Special Risks - Borrowing for Redemptions. The Fund may borrow money in an amount up to 33.33% of its net assets from banks to fund shareholder redemptions. The Fund will borrow only if it can do so without putting up assets as security for a loan. Borrowing may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possible reduction of income and increased fluctuation in the Fund's net asset value per share, since the Fund pays interest on its borrowings.

        - When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There may be a risk of loss if the value of the security changes prior to the settlement date and there is the risk that the other party may not perform. The Fund may "roll" these transactions by selling the when-issued security before settlement date and simultaneously purchasing another substantially similar when-issued security.

        - Repurchase Agreements. The Fund may enter into repurchase agreements. They are primarily used by the vendor for liquidity. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the seller for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of the Fund to liquidate the collateral may be delayed or limited.

        The Fund may also enter into reverse repurchase agreements where the Fund sells securities to a buyer and simultaneously agrees to buy back the securities from the buyer at a future date.

        - Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days in the ordinary course of business without taking a materially reduced price. In addition, the Fund may invest in securities that are subject to legal or contractual restrictions as to resale, including securities purchased under Rule 144A and Section 4(2) of the Securities Act of 1933. The Board of Directors has established a policy under which the liquidity of such securities is determined.

        - Loans of Portfolio Securities. To attempt to generate income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan.
These loans are limited to not more than one-third of the Fund's net assets and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of its net assets in the coming year.

        - Options, Futures Contracts and Other Derivative Instruments. In order to manage its exposure to changing interest rates, commodity prices, securities prices, currency exchange rates and other economic variables, or to increase its investment return, the Fund may engage in several hedging strategies.

        The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities and instruments may decline, or to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments. It may also use certain types of hedging instruments to try to manage its exposure to changing interest rates.

        The Fund may buy and sell futures contracts and options on futures contracts that relate to (1) foreign currencies (these are Forward Contracts), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures), (3) interest rates (these are referred to as Interest Rate Futures), and (4) commodities (these are referred to as commodity futures). These types of Futures are described in "Hedging" in the Statement of Additional Information.

        The Fund may buy and sell options, including index options and options on foreign securities, and may invest in futures contracts and related options with respect to commodities, foreign currencies, fixed income securities, and foreign stock indices. The Fund may also invest in Hybrid Instruments for this purpose.

        Some of these strategies, such as selling futures contracts, buying puts and writing calls, may hedge, to some degree, against price fluctuations. Other strategies, such as buying futures contracts, writing puts, buying calls and entering into swap agreements, tend to increase market exposure. In some cases, the Fund may buy a futures contract or a Hybrid Instrument for the purpose of increasing its exposure in a particular market segment, which practice may be considered speculative, rather than hedging. With respect to futures contracts or related options, or non-qualifying Hybrid Instruments that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options (or, in the case of non-qualifying Hybrid Instruments, the portion attributable to the options premium) will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

        When the Fund writes a call option, it gives the purchaser the right, but not the obligation, to buy a particular security at a set price within a set time. The Fund receives income from the premium paid by the purchaser. The calls are "covered," which means that the Fund owns the securities that are subject to the call. There is no limit on the amount of the Fund's total assets that may be subject to covered calls.

        When the Fund writes a put option, it gives the purchaser the right, but not the obligation, to require the Fund to buy a particular security at a set price within a set time. Writing puts requires the segregation of liquid assets by the Fund to cover the put with no more than 50% of the Fund's assets subject to written puts.

        All of these are referred to as "hedging instruments." Investment in these hedging instruments involves certain additional risks, which are described below under "Risk Factors" and in the Statement of Additional Information.

        - Forward Currency Contracts. The Fund may invest in Forward Currency Contracts which are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund seeks to hedge against changes in currencies other than the currency in which a security it holds is denominated. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.

        - Hedging instruments can be volatile instruments and may involve special risks. The use of hedging instruments requires special skills and knowledge and investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may result in a loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its hedging instruments, futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option or hedging instrument.

        Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

        - Short Sales "Against-the-Box". The Fund may not sell securities short except in collateralized transactions referred to as short sales "against-the-box." No more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time.

RISK FACTORS

        - Hybrid Instruments.

        The Hybrid Instruments in which the Fund invests can involve substantial risks, including risk of loss of a significant portion of principal.

        - Risk of loss of interest. To the extent that payment of interest is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund, as the holder of a Hybrid
Instrument, may not receive all or a portion of interest on its investment.

        - Risk of loss of principal. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund, as holder of the Hybrid Instrument, may not receive all or a portion of the principal. The Fund will invest no more than 25% of its net assets in Hybrid Instruments where the risk of loss of principal of the Hybrid Instrument exceeds 50%.

        - Lack of secondary market. The Hybrid Instruments that the Fund expects to invest in may be created specifically for investment by the Fund. Therefore, a liquid secondary market may not exist for these Hybrid Instruments, which may adversely affect the ability of the Fund to sell them or to accurately value them. See "Illiquid and Restricted Securities," above. However, to the extent the Hybrid Instruments in which the Manager invests are linked to a readily measurable commodity, futures contract, index, or economic variable, the valuation of these instruments should be clearly priced to all financial market participants which may increase their liquidity.

        - Skill of the Manager. The success of the Fund in selecting Hybrid Investments for its portfolio depends on the skill of the Manager in predicting the movement of interest rates, the value of particular commodities and other economic variables. There is no assurance that the Manager will accurately predict these movements.

        Additionally, neither OFI nor the Manager have experience investing in commodity-linked Hybrid Instruments. However, OFI, the parent company of the Manager, does have considerable experience investing in currency-linked equity-linked and interest rate-linked Hybrid Instruments. To the extent there are similarities among these instruments, the experience of OFI and the Manager may be useful in selecting Hybrid Instruments for the Fund.

        - Volatility of Hybrid Instruments. The value of the Hybrid Instruments in which the Fund invests may fluctuate significantly because the values of the underlying commodities, indexes or other economic variables to which they are linked are themselves extremely volatile.

        - Counterparty risk. Hybrid Instruments are privately issued notes with stated maturities. These securities may be issued by banks, broker-dealers or corporations. Therefore, the Fund must accept the credit risk of the issuer's performance at the maturity of the instrument. The Fund will attempt to limit this risk, as best as possible, by transacting whenever possible with counterparties who have an investment grade credit rating. Additionally, the Fund may transact with counterparties who have a Letter of Credit from a major money center bank or some other form of credit enhancement.

        - Commodity Futures Contracts.

        - Storage Costs. Similar to the financial futures markets, there are natural hedgers and speculators in the commodity futures markets.
However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity. For instance, a larger manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices: (i) it can purchase the wheat today in the cash market and store the commodity at a cost until it needs the wheat for its manufacturing process, or (ii) it can buy commodity futures contracts. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any convenience yield or cash flow generated by the stored commodity. To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change commensurately.

        - Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of
the commodity at delivery tomorrow.   In order to induce speculators to
take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

        The changing nature of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might reinvest at higher futures prices or choose other related commodity investments.

        - Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargos and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, Hybrid Instruments and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

        - Leverage. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That is, the Fund is only required to pay up front between 3 to 6 percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

        - Swap Transactions.

        - Lack of Swap Regulation. As discussed above, the Fund intends to invest in Qualifying Swap Transactions which are exempt from regulation by the CFTC. Additionally, Qualifying Swap Transactions are not considered securities, and therefore, are not regulated by the SEC. This lack of regulatory oversight means that the Fund, as a swap participant, may not be afforded the regulatory protection of either the CFTC or the SEC.

        - Contractual Liability. Swaps are privately negotiated transactions between the Fund and a counterparty. All of the rights and obligations of the Fund must be detailed in the swap contract which binds the Fund and its counterparty. Because a swap transaction is a privately negotiated contract, the Fund remains liable for all obligations under the contract until the swap contract matures or is purchased by the swap counterparty. Therefore, even if the Fund were to sell the swap contract to a third party, the Fund would remain primarily liable for the obligations under the swap transaction. The only way for the Fund to eliminate its primary obligations under the swap agreement is to sell the swap contract back to the original counterparty.

        - Lack of Liquidity. Although the swap market is well-developed for primary participants, there is only a limited secondary market. Swaps are not traded or listed on an exchange and over the counter trading of existing swap contracts is limited. Therefore, if the Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

        - Risk of Loss. In a total return commodity swap, the Fund receives the total return on an underlying commodity, futures contract, index, or other readily measurable economic variable in return for paying a fee to its counterparty. Such an agreement provides the Fund the right to receive the appreciation in the underlying commodity, futures contract, index or other economic variable. However, should the value of the underlying commodity, futures contract, index or other economic variable decline in value during the term of the swap agreement, the Fund would be required to pay to its counterparty this decline in value in addition to the fee it is obligated to pay to the counterparty.

        - Credit Risk. Swap contracts expose the Fund to credit risk. That is, when entering into a privately negotiated swap agreement, the Fund takes on the risk of performance of its counterparty. If, at maturity of the swap, the counterparty is insolvent or otherwise unable to perform its obligations under the swap agreement, the Fund might not receive the balance of payments due it under the swap contract as a result of the appreciation in value of the underlying commodity price, futures contract, index or asset.

        To limit its credit exposure, the Fund will only enter into swap agreements with counterparties that have an investment grade rating from a nationally recognized statistical rating organization. Typical swap counterparties are commodity brokers and dealers, large money center banks, other financial institutions and large corporations.

        - Risks of Debt Securities. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates rise, the value of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of debt securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability or the perceived ability of the issuer to meet interest or principal payments on a security as they become due.
Generally, higher yielding, lower-grade bonds, described below, are subject to credit risks to a greater extent than lower yielding, investment-grade bonds.

        - Special Risks of Lower-Grade Debt Securities. High yield, lower-grade debt securities, whether rated or unrated, often have speculative characteristics. Lower-grade debt securities have special risks that may make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade debt securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to allow it to make the payments of interest due on the outstanding obligation. The issuer's low credit worthiness may also increase the potential for its insolvency.

        These risks mean that the Fund may not achieve the expected return from its investment in lower-grade debt securities, and that the Fund's net asset value per share may be adversely affected by declines in value of these securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. Convertible securities may entail additional risks but may be less subject to some of these risks than other debt securities, to the extent they can be converted into stock, which may be more liquid and less affected by these other risk factors.

        - Equity Investment Risks. The Fund may invest in common stocks, preferred stock, convertible securities, warrants and other equity securities of domestic or foreign companies of any size. Because the Fund may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the equity markets. At times, the equity markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all equity markets move in the same direction at the same time, and other factors can affect a particular equity's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

        The Fund attempts to limit, to some extent, certain market risks by diversifying its investments, that is, by not investing too great a percentage of the Fund's assets in any one company. Because changes in stock and bond market prices can occur at any time, and because yields on debt securities available at different times will vary, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

INVESTMENT RESTRICTIONS

        The investment objective and certain investment restrictions of the Fund are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act") and therefore cannot be changed without the approval of a "majority" of the outstanding voting securities of the Fund. This means the lesser of: (i) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares of the Fund then outstanding are present in person or by proxy; or
(ii) more than 50% of the outstanding voting securities of the Fund.

        As a matter of fundamental policy, the Fund will not:

(1) concentrate its investments in any one industry or commodity group, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. In addition, the Fund will not invest more than 25% of its total assets in futures contracts (or related options), forward contracts or swaps related to, or Hybrid Instruments linked to, any one of the following categories: livestock, precious metals or industrial metals. This limitation will not, however, apply to (a) securities or instruments issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (b) futures contracts (and related options), forward contracts or swap agreements relating to, or Hybrid Instruments linked to, energy-related commodities or the energy industry and agricultural related commodities or the agriculture industry; and (c) futures contracts (and related options) and swap agreements related to, or Hybrid Instruments linked to, commodity indexes. For purposes of this restriction, a Hybrid Instrument will be deemed to belong to the industry or commodity group to which it is linked, rather than that of the issuer of such Hybrid Instrument;

(2) make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(3)     issue any senior security (as defined in the 1940 Act), except that
        (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities, (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act and applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of Hybrid Instruments, futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) the Fund may borrow money as authorized by the 1940 Act.

How the Fund is Managed

Organization and History. The Fund was organized in July, 1996 as a Massachusetts business trust. The Fund is an open-end, non-diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

        The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

        The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into four or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by Oppenheimer Real Asset Management, Inc. (the "Manager"), which is the subadviser for the Fund and is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager is a registered Investment Adviser with the Securities and Exchange Commission and is a registered Commodity Trading Adviser with the Commodity Futures Trading Commission ("CFTC"). The Manager is a wholly owned subsidiary of OppenheimerFunds, Inc. ("OFI"), a registered Investment Adviser and the adviser for the Fund. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Investment Advisory Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

        OFI has operated as an investment adviser since 1959. OFI and the Manager currently manage investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of June 30, 1996, and with more than 2.8 million shareholder accounts. The Manager is owned by OFI, which in turn is a wholly owned subsidiary of Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

        - Portfolio Manager. The Portfolio Manager of the Fund is Dr. Russell Read. He is a Vice President of the Manager and is the person principally responsible for the day-to-day management of the Fund's portfolio. Dr. Read joined OFI in October, 1993 as Director of Quantitative Research. Prior to that, Dr. Read was an investment manager for The Prudential and Associate Economist for the First National Bank of Chicago. Dr. Read received his Ph.D. in Political Economy from Stanford University and his M.B.A. in Finance/International Business and B.A. in Statistics from the University of Chicago.

        - Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays OFI the following annual fees, which are higher than the rates paid by most other investment companies, and which decline on additional assets as the Fund grows: 1.0% of the first $200 million of average net assets, 0.9% of the next $200 million, 0.85% of the next $200 million, 0.8% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the Sub-Advisory Agreement, the Manager receives from OFI the following portions of the annual fees: 0.50% of the first $200 million of average net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

        The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

        There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager or OFI serves as investment adviser.

        - The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

        - The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return" and "yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other funds or market indices.

        It is important to understand that the Fund's total returns and yield represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses, and which class of shares you purchase.

        - Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

        When total returns are quoted for Class A shares, normally they include the payment of the current maximum initial sales charge. When total returns are shown for Class B shares, they reflect the effect of the contingent deferred sales charge that applies to the period for which total return is shown. When total returns are shown for a one-year period (or less) for Class C shares, they reflect the effect of the contingent deferred sales charge. Total returns may also be quoted at net asset value, without considering the effect of the sales charge, and those returns would be reduced if sales charges were deducted.

        - Yield. Each class of shares calculates its yield by dividing the annualized net investment income per share from the portfolio during a 30-day period by the maximum offering price on the last day of the period.
The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period. Yields and dividend yields for Class A shares reflect the deduction of the maximum initial sales charge, but may also be shown based on the Fund's net asset value per share. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares: Class A, Class B and Class C. Only certain institutional investors may purchase a fourth class of shares, Class Y shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

        - Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charges are described in "Buying Class A Shares," below.

        - Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you own your shares. Sales charges are described in "Buying Class B Shares," below.

        - Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%. Sales charges are described in "Buying Class C Shares," below.

        - Class Y Shares. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to separate accounts of insurance companies and other institutional investors ("Class Y Sponsors") having an agreement ("Class Y Agreements") with the Manager or the Distributor. The intent of Class Y Agreements is to allow tax qualified institutional investors to invest indirectly (through separate accounts of the Class Y Sponsor) in Class Y Shares of the Fund and to allow institutional investors to invest directly in Class Y shares of the Fund. Individual investors are not permitted to invest directly in Class Y Shares. As of the date of this Prospectus, Massachusetts Mutual Life Insurance Company (an affiliate of the Manager and the Distributor) acts as Class Y Sponsor for all outstanding Class Y Shares of the Fund. While Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee, a Class
Y sponsor may impose charges on separate accounts investing in Class Y shares.

        None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund, the selection of classes of shares or the reinvestment of dividends apply to its Class
Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

        In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to each class, considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

        The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

        - How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. The effect of the sales charge, over time, using our assumptions will generally depend on the amount invested. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

        Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

        However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

        And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more for Class B shares or $1 million or more of Class C shares, from a single investor.

        Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

        Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumptions stated above, and therefore you should analyze your options carefully.

        - Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) in non-retirement accounts for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, such as the asset-based sales charges to which Class B and Class C shares are subject, as described below and in the Statement of Additional Information.

        - How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

        With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

        Under pension and profit-sharing plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

        There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

        - How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

        - Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

        - Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

        - Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds or to transmit dividends and distributions to your bank account.

        Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

        - Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

        - At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

        If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

Special Sales Charge Arrangements for Certain Persons. Appendix B to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Quest for Value Funds and former Connecticut Mutual Funds (as described in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                                  Front-End Sales           Front-end Sales
                                  Charge as a               Charge as a               Commissions as
                                  Percentage of             Percentage of             Percentage of
Amount of Purchase                Offering Price            Amount Invested           Offering Price
-------------------------------------------------------------------------
Less than $25,000                 5.75%                     6.10%                     4.75%
-------------------------------------------------------------------------
$25,000 or more but
less than $50,000                 5.50%                     5.82%                     4.75%
-------------------------------------------------------------------------
$50,000 or more but
less than $100,000                4.75%                     4.99%                     4.00%
-------------------------------------------------------------------------
$100,000 or more but
less than $250,000                3.75%                     3.90%                     3.00%
-------------------------------------------------------------------------
$250,000 or more but
less than $500,000                2.50%                     2.56%                     2.00%
-------------------------------------------------------------------------
$500,000 or more but
less than $1 million              2.00%                     2.04%                     1.60%
-------------------------------------------------------------------------

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

        - Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

        - Purchases aggregating $1 million or more; or

        - Purchases by an OppenheimerFunds prototype 401(k) plan that (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

        The Distributor pays dealers of record commissions on these purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus
0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million.
That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000, for purchases by OppenheimerFunds prototype 401(k) plans) that were not previously subject to a front-end sales charge and dealer commission.

        If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge
(called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

        In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

        No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

        - Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds
(other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

        - Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

        Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

        - Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

        - Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

        Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

        - the Manager or its affiliates;

        - present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

        - registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

        - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

        - employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

        - dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor (1) providing specifically for the use of shares of the Fund in particular investment products made available to their clients; (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); or (2) that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services;

        - directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

        - accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

        - any unit investment trust that has entered into an appropriate agreement with the Distributor;

        - a TRAC-2000 401(k) plan (sponsored by the former Quest For Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

        - qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

        Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

        - shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

        - shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

        - shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor; or

        - shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc.
that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

        - shares purchased with the proceeds of maturing principal or units of any Qualified Unit Investment Trust Series.

        Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge does not apply to purchases of Class A shares at net asset value without sales charge as described in the two sections above. It also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

        - for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans");

        - to return excess contributions made to Retirement Plans;

        - to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

        - involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

        - if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

        - for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.

        - Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

        Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

        To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.


        The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                      Contingent Deferred Sales Charge
Years Since Beginning of Month in     On Redemptions in That Year
which Purchase Order Was Accepted     (As % of Amount Subject to Charge)
-----------------------------------------------------------------------
0-1                                   5.0%
1-2                                   4.0%
2-3                                   3.0%
3-4                                   3.0%
4-5                                   2.0%
5-6                                   1.0%
6 and following                       None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

        - Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

        To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

        - Distribution and Service Plan for Class B and Class C Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for its costs in distributing Class B and Class
C shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan. Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

        The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above.

        The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

        The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

        The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

        The Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

        - Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

        Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

        - to make distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary which occurred after the account was opened);

        - redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and you must provide evidence of a determination of disability by the Social
Security Administration);

        - to make returns of excess contributions to Retirement Plans;

        - to make distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

        - shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

        - for distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

        Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares in the following cases:

        - shares sold to the Manager or its affiliates;

        - shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

        - shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

        AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

        - Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

        - PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number:
1-800-533-3310.

        - Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

        - Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

        - Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

        - Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

        - Automatic Exchange Plans. You can authorize the Transfer Agent automatically to exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

        - Individual Retirement Accounts including rollover IRAs, for individuals and their spouses
        - 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations
        - SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs
        - Pension and Profit-Sharing Plans for self-employed persons and small business owners
        - 401(k) Prototype Retirement Plans for businesses

        Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


How to Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

        - Retirement Accounts. To sell shares in an Oppenheimer funds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

        - Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

        - You wish to redeem more than $50,000 worth of shares and receive a check
        - The redemption check is not payable to all shareholders listed on the account statement
        - The redemption check is not sent to the address of record on your account statement
        - Shares are being transferred to a Fund account with a different owner or name
        - Shares are redeemed by someone other than the owners (such as an Executor)
        - Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

        - Your name
        - The Fund's name
        - Your Fund account number (from your account statement)
        - The dollar amount or number of shares to be redeemed
        - Any special payment instructions
        - Any share certificates for the shares you are selling
        - The signatures of all registered owners exactly as the account is registered, and
        - Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests     Send courier or Express Mail
by mail:                                   requests to:
OppenheimerFunds Services                  OppenheimerFunds Services
P.O. Box 5270                              10200 E. Girard Avenue,
Denver, Colorado 80217                     Building D
                                           Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

        - To redeem shares through a service representative, call
1-800-852-8457
        - To redeem shares automatically on PhoneLink, call 1-800-533-3310

        Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

        - Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

        - Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. To find out more information about this service, please contact your dealer or broker. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

        - Shares of the fund selected for exchange must be available for sale in your state of residence
        - The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
        - You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
        - You must meet the minimum purchase requirements for the fund you purchase by exchange
        - Before exchanging into a fund, you should obtain and read its prospectus

        Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

        Exchanges may be requested in writing or by telephone:

        - Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

        - Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

        You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

        There are certain exchange policies you should be aware of:

        - Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

        - Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

        - The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

        - For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

        - If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

        - Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. Market values may be obtained from closing exchange prices, securities pricing services, or dealer quotes. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

        - The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

        - Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

        - The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

        - Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

        - Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

        - The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.

        - Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

        - Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

        - Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell
Shares" in the Statement of Additional Information for more details.

        - "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

        - The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

        - To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income on an annual basis and pays such dividends to shareholders on or about the last business day of December, but the Board of Trustees can change that date. It is expected that distributions paid with respect to Class A and Class Y shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends because the Fund seeks total return as its primary objective rather than income.

Capital Gains. The Fund may make distributions annually in December out of any net short or long-term capital gains, and may make supplemental distributions of dividends and capital gains following the end of its fiscal year (which ends August 31st). Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

        - Reinvest all distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
        - Reinvest long-term capital gains only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
        - Receive all distributions in cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
        - Reinvest your distributions in another Oppenheimer Funds account. You can reinvest all distributions in another Oppenheimer funds account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

        - "Buying a Dividend". When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

        - Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them.

        - Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

        This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Appendix A: Special Sales Charge Arrangements for Shareholders of the Fund Who Were Shareholders of the Former Quest for Value Funds

        The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and
(ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

- Reduced Class A Initial Sales Charge Rates for Certain Former Quest
Shareholders

- Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.


                              Front-End        Front-End
                              Sales            Sales            Commission
                              Charge           Charge           as
                              as a             as a             Percentage
Number of                     Percentage       Percentage       of
Eligible Employees            of Offering      of Amount        Offering
or Members                    Price            Invested         Price
------------------            -----------      -----------      ----------
9 or fewer                    2.50%            2.56%            2.00%

At least 10 but not
 more than 49                 2.00%            2.04%            1.60%

        For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class
A contingent deferred sales charge described on pages30 to31 of this Prospectus.

        Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

- Special Class A Contingent Deferred Sales Charge Rates. Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995, will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest Fund for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

- Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

        - Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

        - Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

-  Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        - Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

        - Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

-  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such a former Quest for Value Fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

- Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary;
(2) returns of excess contributions to such retirement plans;
(3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same
Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

Oppenheimer Real Asset Fund
3410 South Galena Street
Denver, Colorado 80231
1-800-525-7048

Investment Adviser
Oppenheimer Real Asset Management, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street, Suite 3600
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, Oppenheimer Real Asset Management, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

__________________      Printed on Recycled Paper

Oppenheimer Real Asset Fund

3410 South Galena Street, Denver, Colorado  80231
1-800-525-7048


Statement of Additional Information dated ____________________


        This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated __________________. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


TABLE OF CONTENTS

                                                                   Page
About the Fund
Investment Objective and Policies
     Investment Policies and Strategies
     Other Investment Techniques and Strategies
     Other Investment Restrictions
How the Fund is Managed
     Organization and History
     Trustees and Officers of the Fund
     The Manager and Its Affiliates
Brokerage Policies of the Fund
Performance of the Fund
Distribution and Service Plans
About Your Account
How To Buy Shares
How To Sell Shares
How To Exchange Shares
Dividends, Capital Gains and Taxes
Additional Information About the Fund
Financial Information About the Fund
Independent Auditors' Report
Financial Statements
Appendix A: CFTC Exemption For Qualifying Hybrid Instruments           A-1
Appendix B: CFTC Exemption For Swap Transactions                       B-1
Appendix C: Corporate Industry Classifications                         C-1

ABOUT THE FUND

Investment Objective and Policies

        Investment Policies and Strategies. The investment objective and policies of the Fund are discussed in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund invests, as well as strategies the Fund may use to achieve its investment objectives. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

        The objective of the Fund is total return. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive, or liquidity purposes. The fact that a security has a low yield or no yield will not be an adverse factor in selecting securities to try to achieve the Funds' investment objective, unless the Manager believes that lack of current income might adversely affect appreciation possibilities.

        The Fund will be managed to provide investors with a diversified portfolio of commodity-linked instruments, futures contracts, swaps and other securities designed to outperform investments in traditional equity and debt securities when the value of these traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities tend to decline in value due to the general increase in interest rates. Conversely, during these same periods of rising inflation, the prices of certain commodites such as oil and metals tend to increase.

        The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, the Fund's investments are expected to underperform an investment in traditional securities. Therefore, the returns on the Fund's investments are expected to exhibit low or negative correlation with stocks and bonds. As such, investors should not view the Fund as a stand alone investment, but rather, as part of a diversified portfolio including stocks and bonds.

        The Fund intends to spread its investments among at least five commodity markets under normal market conditions: energy, agriculture, livestock, precious metals, and industrial metals. The percentage of the Fund's assets invested in particular commodity markets will vary from time to time based on the Manager's assessment of the appreciation possibilities of particular markets as well as rates of inflation, interest rates, current spot market prices and other noneconomic and political factors that may affect specific markets. In addition, the Fund may invest in mortage-backed securities, collateralized mortgages, other debt securities, equities, real estate investment trusts, money market instruments, and government securities.

        The Fund will not invest more than 25% of its total assets in futures contracts (and related options) related to, Hybrid Instruments linked to, or commodity swaps related to, any one of the following categories: livestock, precious metals and industrial metals. This limitation will not, however, apply to (a) securities or instruments issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (b) futures contracts, swaps or Hybrid Instruments related to or linked to energy or livestock related commodities or the energy or livestock industry; and (c) futures contracts, swaps or Hybrid Instruments related or linked to commodity indexes.

        In selecting securities for the Fund's portfolio, Oppenheimer Real Asset Management, Inc. (the "Manager") evaluates the merits of the securities primarily through the exercise of its own investment analysis. For Hybrid Instruments this may include the evaluation of the underlying commodity, futures contract, index or other economic variable that is linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected.

        A primary vehicle for investing in the commodity markets is through Hybrid Instruments, which are customized securities where the maturity value of the instrument depends on the performance of an underlying commodity, futures contract, or commodity index. Therefore, these instruments are "commodity-linked" and are considered Hybrid Instruments because they have characteristics of debt - a stated or par value of the note - but also characteristics of the commodity markets - the maturity value of the note may be more or less than the face value of the structured note depending upon the performance of the underlying commodity, futures contract, or commodity index.

        The Fund may also invest in total return commodity swaps. In a commodity swap, the Fund will receive the total return on a commodity, index, or a portion of an index, in return for paying an agreed upon fee. The fee paid by the Fund will typically be determined by prevailing interest rates and the face value of the swap. Swap transactions are individually negotiated agreements between the Fund and a counterparty and are a cost effective way to gain exposure to the commodity markets.

        In addition to Hybrid Instruments and swaps, the Fund may purchase the outstanding securities of a corporation whose operations and revenues are linked to the commodity markets. This may include, as an example, purchasing the equity securities of an issuer whose primary operation is gold mining or oil production. With respect to such securities, the Manager may consider, among other things, an evaluation of the issuer's operations, the prospects for the commodity industry of which the issuer is part, the issuer's financial condition, the issuer's pending product or technology developments and developments by its competitors, the general market and economic conditions in the issuer's business, and any legislative proposals or new laws that might affect the issuer.

        The Fund may also purchase and sell directly commodity futures contracts listed on the various U.S. and international commodity exchanges. The purchase of a commodity futures contract obligates the buyer to purchase at a later specified date a specific amount of an underlying commodity at an agreed upon price. Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Instead, the purchaser of the futures contract closes out his futures position by taking an offsetting position, i.e., by selling a similar futures contract before the specified delivery date. The Fund does not intend to take or make delivery of any physical commodity as a result of its commodity futures activities.

        In addition to the commodity markets, the Manager may also invest the Fund's assets in real estate investment trusts (REITs) or corporations whose operations are closely connected to the real estate market. REITs are pools of investors who contribute their investment to a trust which then makes investments in the real estate market. The REIT may purchase a property outright, or it may just invest in a piece of a real estate market.

        - Hybrid Securities. A Hybrid Instrument is an equity or debt security with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, Hybrid Instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

        - Qualifying Hybrid Instruments. The Fund may invest in Hybrid Instruments that qualify under Part 34 of the rules under the Commodity Futures Trading Commission (the "CFTC") for an exemption from all provisions of the Commodity Exchange Act (the "Act"). See Appendix A, "CFTC Exemption for Qualifying Hybrid Instruments."

        - Principal Protection. Hybrid Instruments may be principal protected, partially protected, or offer no principal protection. A principal protected Hybrid Instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the Hybrid Instrument is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note.

        With a principal protected Hybrid Instrument, the Fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. This optionality can be added to a hybrid structure, but only for a cost higher than that of a partially protected (or no protection) Hybrid Instrument. The Manager's decision on whether to use principal protection depends on the cost of the protection. Principal protection will be a tactical decision of the Manager if it represents good value.

        With a partially protected or no principal protection Hybrid Instrument, the Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Manager believes is relevant.

        - Counterparty Risk. A significant risk of Hybrid Instruments is counterparty risk. Unlike exchange traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor's counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (AAA or AA rated by Standard & Poor's). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

        However, with a Hybrid Instrument, the Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the Hybrid Instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note. Issuers of Hybrid Instruments are typically large money center banks, broker-dealers, other financial institutions and large corporations. To minimize this risk the Fund will transact, to the extent possible, with issuers who have an investment grade credit rating from a nationally recognized statistical rating organization ("NRSRO").

        - Commodity Futures Contracts. The Fund intends to invest a portion of its assets in commodity futures contracts.

        - Comparison to forward contracts. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

        For instance, suppose the Fund buys a forward contract to purchase a certain amount of gold at a set price per ounce for delivery in three months' time. If, two months later, the Fund wished to liquidate this position, it would contract for the sale of the gold at a new price per ounce for delivery in one months' time. At expiration of both forward contracts, the Fund would be required to buy the gold at the set price under the first forward contract and sell it at the agreed upon price under the second forward contract. Even though the Fund has effectively offset its gold position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Fund simply needs sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Fund. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

        - Price limits. The commodity futures exchanges impose on each commodity futures contract a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no further trades may be executed above (or below, if the price has moved downward) that limit. To the extent that the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and must wait for the another trading session to execute its transaction.

        - Price volatility. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and hence the Net Asset Value of Fund shares, may be subject to greater volatility.

        - Mark-to-market of futures positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund's futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund's futures positions have increased in value, this increase will be credited to the Fund's account.

        - Swaps. The Fund may invest in total return swaps to gain exposure to the commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying a financing rate. If the commodity swap is for one period, the Fund will pay a fixed financing rate, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating financing rate. With a "floating" rate, the financing rate is pegged to a base rate such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund will be required to pay a higher financing rate at each swap reset date.

        - Qualifying Swap Transactions. The Fund may invest in swap transactions that qualify under Part 35 of the Commodity Exchange Act (the "Act") for an exemption from the regulatory provisions of the Act. See Appendix B, "CFTC Exemption For Swap Transactions."

        - Counterparty Risk. Swap contracts are private transactions which are customized to meet the specific investment requirements of the Fund. However, the Fund will be exposed to the performance risk of its counterparty. If, at maturity of the swap or any interim payment date, the counterparty is unable to perform its obligations under the swap contract, the Fund may not receive the payments due it under the swap agreement. To minimize this risk the Fund will transact, to the extent possible, with counterparties who have an investment grade rating from an NRSRO.

        - Price Risk. Total return commodity swaps expose the Fund to the price risk of the underlying commodity, index or economic variable. If the price of the underlying commodity or index increases in value during the term of the swap, the Fund will receive the price appreciation. However, if the price of the commodity or index declines in value during the term of the swap, the Fund will be required to pay to its counterparty the amount of the price depreciation. The amount of the price depreciation paid by the Fund to its counterparty would be in addition to the financing fee paid by the Fund to the same counterparty.

        - Regulatory Risk. Qualifying swap transactions are exempt from regulation by the CFTC. Additionally, swap contracts have never been determined to be securities by the Securities and Exchange Commission ("SEC"). Consequently, swap contracts are not regulated by either the CFTC or the SEC, and swap participants may not be afforded the protection of the Commodity Exchange Act or the Securities Laws.

        To reduce this risk, the Manager will only transact with counterparties who use standard International Swap and Dealers
Association, Inc. ("ISDA") contract documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all swap participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

        ISDA documentation also establishes a master netting agreement which provides that all swaps transacted between the Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement. If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        - Debt Securities. The Fund may invest in the following types of debt and fixed income securities.

        - U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

        - U.S. Government and Agency Obligations. U.S. government securities are debt obligations issued by or guaranteed by the United States government or any of its agencies or instrumentalities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities (referred to as "Ginnie Maes") guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. government securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation (these securities are often called "Freddie Macs"). Other obligations are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (these securities are often called "Fannie Maes").

        GNMA Certificates. Certificates of Government National Mortgage Association ("GNMA") are mortgage-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

        The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

        The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

        FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S.
Government.

        FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

        GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

        - Mortgage-Backed Securities and CMO's. These securities represent participation interests in pools of residential mortgage loans. Mortgage-backed securities include collateralized mortgage-backed obligations (referred to as "CMOs") issued by the U.S. government, its agencies or instrumentalities, or by private issuers. Mortgage-backed securities and CMOs securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates.

        Mortgage-Backed Securities. The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

        Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease, as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at par or at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

        The Fund may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "I/O" class), while the other class will receive all of the principal (the "principal-only" or "P/O" class).

        The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

        The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

        Mortgage-Backed Security Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a borrowing by the Fund, the Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Fund will be required to place cash, U.S. Government Securities or other liquid debt securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.

        CMOs. CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. See "GNMA Certificates," "FNMA Securities," and "FHLMC Securities," above. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding. The value of certain classes or "tranches" may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

        Mortgage-backed securities and CMOs may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Trustees and consistent with the Fund's investment objectives and policies, consider making investments in such new types of mortgage-related securities.

        - Private Label Mortgages. The Fund may also invest in private label mortgages which are real asset-linked mortgages issued by entities other than United States government agencies. Private label mortgages are offered in tranches with debt layers ranging in credit quality from AAA to, potentially, B. These mortgages typically offer superior yields over U.S. Treasury securities.

        - Commercial Paper. The Fund may invest in commercial paper investments including the following:

        Variable Amount Master Demand Notes. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. The Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

        Floating Rate/Variable Rate Notes. Some of the notes the Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements.

        - Asset-Backed Securities. Asset-backed securities are typically based on account receivables or consumer loans. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described in the Prospectus and in "Mortgage-Backed Securities and CMOs", above, for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

        - Zero Coupon Securities. The Fund may invest in zero coupon securities issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. However, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates. An additional risk of private-issuer zero coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

        Because the Fund accrues taxable income from zero coupon securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund, and the amount of cash income the Fund receives from other investments and the sale of shares. In either case, cash distributed or held by the Fund that is not reinvested by investors in additional Fund shares will hinder the Fund from seeking current income.

        - Participation Interests. The Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the value of that participation interest and in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

        - Bank Obligations and Instruments Secured Thereby. The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

        Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

        Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

        - Risks of Debt Securities. With the exception of U.S. Government securities, the debt securities that the Fund may invest in will have one or more types of investment risk: credit risk, interest rate risk, foreign exchange rate risk or political risk.

        - Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.
Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

        - Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute the Fund's net asset values.

        - Foreign Exchange Rate Risk. Foreign exchange rate risk is the risk that a foreign currency will depreciate relative to the U.S. dollar. When the Fund invests in a debt security which is denominated in a foreign currency, the value of the investment will decline if the foreign currency devalues relative to the U.S. dollar. Therefore, a strong U.S. dollar may, in fact, be detrimental to the Fund's investment in foreign securities.

        - Political Risk. Political risk relates to the willingness of a foreign government or corporation to pay its interest and principal obligations as they become due. For most industrialized nations such as the United States, Great Britain, France, Italy, Germany, Canada or Japan, the political risk is small. However, political risk may be larger for emerging market countries which have a nascent economy or government.

        - Equity Securities. Additional information about some of the types of equity securities the Fund may invest in is provided below.

        - Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, any rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

        - Warrants and Rights. Warrants are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price the Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

        - DECS and PERCS. DECS stand for Dividend Enhanced Convertible Stock or Debt Exchangeable into Common Stock. These are a form of an equity security with an embedded short call option on the underlying stock at one strike price and an embedded long call option on the underlying stock at a higher strike price. In effect, the investor holds a long equity position with a short call spread. The sale of the call spread allows the investor to receive higher current income while sacrificing some of the capital appreciation of the underlying security.

        PERCS stand for Preference Equity Redemption Cumulative Stock. A PERCS is equivalent to a long position in the underlying equity and a short position in a call option whose strike price is set above the current equity price. In essence, the investor caps or limits his equity appreciation beyond the strike price in return for higher current income.

        - Portfolio Turnover. To the extent that increased portfolio turnover results in gains from sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") may be affected. Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

Other Investment Techniques and Strategies

        - Borrowing. From time to time, the Fund may borrow from banks on an unsecured basis to fund redemptions by shareholders. Any such borrowing will be made only from banks, and pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing and amounts covering the Fund's obligations under "forward roll" transactions. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share correspondingly will tend to increase and decrease more when portfolio assets fluctuate in value than otherwise would be the case.

        - When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery, or to securities to be delivered at a later date. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement, no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its Custodian, consisting of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made.

        The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

        When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

        - Participation Interests. The Fund may acquire participation interests in U.S. dollar-denominated loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan, and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by S&P, but may be deemed acceptable credit risks. Participation interests are considered investments in illiquid securities (see "Illiquid and Restricted Securities," above). Their value primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a reduction in its income and a decline in the net asset value of its shares.

        - Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in U.S. government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time), for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

        - Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund expects to acquire Hybrid Instruments having regulatory or contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

        The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.
If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

        - Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

        - Hedging. As described in the Prospectus, the Fund may employ one or more types of hedging instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell futures contracts, (ii) buy puts on such futures contracts or securities, or (iii) write calls on securities held by it or on futures contracts. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, the Fund may: (i) buy futures contracts, or (ii) buy calls or write puts on such futures contracts or on securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may: (a) buy puts on that foreign currency and on foreign currency Futures, (b) write calls on that currency or on such futures contracts, or (c) enter into forward contracts at a higher or lower rate than the spot ("cash") rate.

        Additional Information about the hedging instruments the Fund may use is provided below. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

        - Writing Covered Call Options. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

        To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for option of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

        The Fund may also write calls on futures contracts without owning a futures contract or a deliverable security, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the obligation under the futures contracts. In no circumstances would an exercise notice require the Fund to deliver a futures contract;
it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

        - Writing Put Options. A put option on securities or futures contracts gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put lapses unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

        When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

        The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        - Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures contracts, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on an index or future contract, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

        When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

        Buying a put on an investment it does not own, either a put on an index or a put on a Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. When the Fund purchases a put on an index, or on a Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on an index or Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

        Puts and calls on broadly-based indices or futures contracts are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index or futures contracts in question (and thus on price movements in the securities markets generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on an index or futures contracts, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index or futures contracts and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When the Fund buys a put on an index or futures contracts, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or futures contracts upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

        An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a put or call, or buys or sells an underlying investment in connection with the exercise of a put or call.
Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put or call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

        - Options on Foreign Currencies. The Fund intends to write and purchase calls and puts on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs.

        A call written on a foreign currency by the Fund is covered if the Fund owns an underlying security denominated in the foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio.
A call may be written by the Fund on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an expected adverse change in the exchange rate. In such circumstances, the Fund covers the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.

        - Interest Rate Futures. No price is paid or received upon the purchase or sale of an Interest Rate Future. Interest Rate Futures obligate one party to deliver and the other party to take a specific debt security or amount of foreign currency, respectively, at a specified price on a specified date. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the futures contract is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to and from the futures broker on a daily basis. Prior to expiration of the futures contract, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Interest Rate Futures by their terms call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

        - Financial Futures. Financial Futures are similar to Interest Rate Futures except that settlement is made in cash, and net gain or loss on options on Financial Futures depends on price movements of the securities included in the index. The strategies which the Fund employs regarding Financial Futures are similar to those described above with regard to Interest Rate Futures.

        - Foreign Currency Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically, although not exclusively, relate to foreign currency transactions, and are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

        The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

        The Fund may also enter into a forward contract to sell a foreign currency other than that in which the underlying security is denominated. This technique is referred to as "cross hedging," and is done when the foreign currency sold through the forward contract is correlated with the foreign currency or currencies in which the underlying security positions are denominated. The foreign currency sold through the forward contract may be sold for a fixed U.S. dollar amount or for a fixed amount of another currency correlated with the U.S. dollar.

        The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation among foreign currencies and between foreign currencies and the U.S. dollar. To the extent that these correlations are not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge. However, the Manager shall determine that any cross hedge is a bona fide hedge in that it is expected to reduce the volatility of the Fund's total return.

        The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment. To do so, the Fund enters into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge").
The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

        The Fund may also use Forward Contracts to lock in the value of portfolio positions ("position hedges"). In a position hedge, for example, when the Fund believes that a foreign currency in which the Fund has security holdings may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward sale contract to sell an amount of that foreign currency for a fixed U.S. dollar amount. Additionally, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed U.S. dollar amount.

        The Fund may also cross hedge its portfolio positions by entering into a forward contract to buy or sell a foreign currency other than the currency in which its underlying securities are denominated for a fixed amount in U.S. dollars or a fixed amount in another currency which is correlated with the U.S. dollar. If the Fund does not own portfolio securities denominated in the currency on the long side of the cross hedge, the Fund will not be required to later purchase portfolio securities denominated in that currency. Instead, the Fund may unwind the cross hedge by reversing the original transaction, that is, by transacting in a forward contract that is opposite to the original cross hedge or it may extend the hedge by "rolling" the hedge forward.

        The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitment under Forward Contracts to cover its short positions. The Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or a closely-correlated currency. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or a closely-correlated currency provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

        The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

        At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

        The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Such contracts are not traded on an exchange. Therefore, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

        Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

        In addition to foreign currency contracts, the Fund may enter into forward contracts for the purchase or sale of commodities, securities or indices. Forward contracts for these underlying cash instruments operate the same as exchange traded futures contracts with two important differences. First, forward contracts are individually negotiated while futures contracts are standardized in terms of amount, maturity and underlying cash instrument. Second, forward contracts expose the investor to the credit risk of the counterparty while futures contracts are settled by the exchange clearinghouse.

        - Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into an interest swap for hedging purposes with respect to more than 25% of its total assets. The Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Interest rate swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

        - Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

        When the Fund writes an over-the-counter("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange
Commission is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

        The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put, a call, or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

        - Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of the Rule adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate Futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

        Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser. The exchanges also impose position limits on Futures transactions which apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

        Due to requirements under the Investment Company Act, when the Fund buys or sells a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the net exposure between the market value and the contract price of the Future, less the margin deposit applicable to it.

        - Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund;
(ii) purchasing calls or puts which expire in less than three months;
(iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held for less than three months.

        Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section
1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

        Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

        Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

        - Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling futures contracts to attempt to protect against decline in value of the Fund's portfolio securities (due, for example, to an increase in interest rates) that the prices of such futures contracts will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

        The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

        If the Fund uses hedging instruments to establish a position in the commodities markets as a temporary substitute for the purchase of commodity-linked securities (long hedging) by buying futures contracts and/or calls on such futures contracts or on debt securities, it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the commodity-linked securities purchased.

        - Short Sales "Against-the-Box." In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill the delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. In these transactions, the Fund owns an equivalent amount of the securities sold short. This technique is primarily used for tax purposes.

        - Regulatory Aspects of Hybrid Instruments, Commodity Futures Contracts, and Commodity Swaps.

        - Hybrid Instruments. The Fund intends to invest its assets in Hybrid Instruments. Hybrid Instruments are a blend of commodity dependent values and commodity independent values. The CFTC has exempted certain Hybrid Instruments from its regulatory jurisdiction provided these instruments satisfy established regulatory criteria. This regulation is set forth in Appendix A. The Fund intends to limit its investments in Hybrid Instruments to those which satisfy the CFTC Regulations in Appendix A ("Qualifying Hybrid Instruments").

        - Commodity Futures Contracts. The Fund intends to invest in commodity futures contracts. These contracts are listed on commodity exchanges similar to stock exchanges. However, whereas stock trading is regulated by the Securities and Exchange Commission ("SEC"), commodity futures contracts are regulated by the CFTC. Additionally, stock prices are free to fluctuate without limit while futures prices are subject to a daily limit on price charge allowed. Once a given futures contract reaches its established limit, trading in that contract cannot take place beyond the limit price until the next trading day.

        Lastly, there are limits on the number of futures contracts than any one trader (including the Fund) can hold in a particular commodity. These position limits are established by the futures exchanges with approval by the CFTC and are designed to prevent market cornering. To the extent that the Fund invests in a futures contract up to the position limit, it will be prevented from achieving additional exposure that underlying commodity through the futures contract and will need to turn to other commodity-linked instruments.

        - Commodity Swaps. The Fund may also invest in commodity swaps to gain exposure to the commodity markets. Commodity swaps are exempt from CFTC regulation providing they satisfy certain regulatory criteria. This criteria is set out in Appendix B. The Fund intends to invest only in commodity swaps which satisfy the CFTC Regulations in Appendix B (Qualifying Swap Transactions).


Other Investment Restrictions

        The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objectives cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

        Under these additional restrictions, the Fund cannot:

        - buy or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

        - buy securities on margin, except that the Fund may make margin deposits in connection with any of the Hedging Instruments which it may use;

        - underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

        - buy and retain securities of any issuer if those officers, Trustees or Directors of the Fund or the Manager who beneficially own more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

        - invest in oil, gas, or other mineral exploration or development programs or leases, except that the Fund may invest in Hybrid Instruments, swaps, futures contracts and other investments which are linked to oil, gas and mineral values; or

        - buy the securities of any company for the purpose of exercising management control, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        For purposes of the Fund's policy not to concentrate its assets as described in the Prospectus, the Fund has adopted the corporate industry classifications set forth in Appendix B to this Statement of Additional Information.

        In connection with the registration of its shares in certain states, the Fund has made the following undertakings. These undertakings shall terminate if the Fund ceases to qualify its shares for sale in that state or if the state's applicable rules or regulations are amended. The Fund has undertaken that: (1) it will not invest more than 15% of its total assets in equity securities of issuers that are not readily marketable,
(2) it will not invest more than 15% of its total assets in securities of issuers that have operated less than three years (including operations of predecessors), (3) it will not invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or (4) it will not invest in real estate limited partnerships.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

        The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are set forth below. Each Trustee is also a Trustee, Director or Managing General Partner of Daily Cash Accumulation Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Cash Reserves, Oppenheimer Variable Account Funds, Oppenheimer Main Street Funds, Inc., Oppenheimer Integrity Funds, Oppenheimer Strategic Funds Trust, Oppenheimer Strategic Income & Growth Fund, Oppenheimer Tax-Exempt Fund, Oppenheimer Limited-Term Government Fund, and The New York Tax-Exempt Income Fund, Inc. (all of the foregoing are collectively referred to as the "Denver-based Oppenheimer funds") except for Ms. Macaskill and Mr. Fossel, who are Trustees, Directors or Managing General Partners of all of the Denver-based Oppenheimer funds except Oppenheimer Integrity Funds and Oppenheimer Strategic Income Fund. Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold similar positions as officers of all such funds. Ms. Macaskill is President and Mr. Swain is Chairman of the Denver-based Oppenheimer funds. As of June 30, 1996, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan two of the officers listed below, Ms. Macaskill and Mr. Donohue, are trustees), other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Robert G. Avis, Trustee*, Age: 64
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age: 80
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

Charles Conrad, Jr., Trustee; Age: 65
19411 Merion Circle, Huntington Beach, California 92648
Vice President of McDonnell Douglas Space Systems, Co.; formerly associated with the National Aeronautics and Space Administration.


___________________________
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.


Jon S. Fossel, Trustee*: Age: 53
Two World Trade Center, New York, New York 10048-0203
Chairman and Director of the Manager; a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; President and a director of HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; a director of Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager; formerly President and Chief Executive Officer of the Manager.

Raymond J. Kalinowski, Trustee; Age: 66
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc.; formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc. (a broker-dealer), of which he was a Senior Vice President.

C. Howard Kast, Trustee; Age: 73
2552 East Alameda, Denver, Colorado 80209
Formerly the Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age: 74
7500 East Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill, President and Director*; Age: 47
President, Chief Executive Officer and a Director of the Manager; Chairman and a Director of SSI, President and a Director of OAC and HarbourView; and a Director of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; formerly an Executive Vice President of the Manager.

Ned M. Steel, Trustee; Age: 80
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; Director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).

James C. Swain, Chairman and Trustee*; Age: 61
3410 South Galena Street, Denver, Colorado 80231
Vice Chairman and a director of the Manager; President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"); formerly Chairman of the Board of SSI.


___________________________
* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

Andrew J. Donohue, Vice President; Age: 45
Two World Trade Center, New York, New York 10048-0203
Executive Vice President and General Counsel of Oppenheimer Management Corporation (the "Manager") and Oppenheimer Funds Distributor, Inc. (the "Distributor"); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, prior to which he was a Partner in Kraft & McManimon (a law firm); an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser) and a director and an officer of the First Investors Family of Funds and First Investors Life Insurance Company.

Russell Read, Vice President and Portfolio Manager; Age: 33
Vice President of the Manager; an officer of other Oppenheimer funds.

George C. Bowen, Vice President, Secretary and Treasurer; Age: 59
3410 South Galena Street Denver, Colorado 80231
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age: 47
Two World Trade Center, New York, New York 10048-0203
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 37
3410 South Galena Street, Denver, Colorado 80231
Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

Scott Farrar, Assistant Treasurer; Age: 30
3410 South Galena Street, Denver, Colorado 80231
Assistant Vice President of the Manager/Mutual Fund Accounting, an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman & Co. (a bank) and previously a Senior Fund Accountant for State Street Bank & Trust Company.

        - Remuneration of Trustees. The officers of the Fund are affiliated with the Manager; they and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Fossel and Swain; Ms.
Macaskill and Mr. Swain are also officers) receive no salary or fee from the Fund. The Trustees of the Fund (excluding Ms. Macaskill and Messrs. Fossel and Swain) received the total (expected) amounts shown below (i) from the Fund during its projected fiscal period ended August 31, 1997, and (ii) from all 21 of the Denver-based Oppenheimer funds for the 1995 calendar year (other than the Fund) listed in the first paragraph of this section (and from Oppenheimer Tax-Exempt Cash Reserves, Oppenheimer Strategic Investment Grade Bond Fund and Oppenheimer Strategic Short-Term Income Fund, which ceased operations following the acquisition of their assets by certain other Oppenheimer funds), for services in the positions shown:


                                     Total
                                     Aggregate             Compensation
                                     Compensation          From All
                                     From the              Denver-based
Name and Position                    Fund2                 OppenheimerFunds1

Robert G. Avis, Trustee              $201                  $52,983

William A. Baker, Audit              $279                  $73,315
Committee, Chairman
and Trustee

Charles Conrad, Jr., Audit           $260                  $68,296
Committee and Trustee

Raymond J. Kalinowski,
Trustee                              $201                  $52,983

C. Howard Kast, Trustee              $201                  $52,983

Robert M. Kirchner, Audit            $260                  $68,296
Committee and Trustee

Ned M. Steel, Trustee                $201                  $52,983

________________

1 For the 1995 calendar year.
2 Estimated to be received during the current fiscal year ending August
31, 1997.

        - Major Shareholders. As of August 31, 1996, no person owned of record or was known by the Fund to own more than 5% of the Fund's outstanding Class A, Class B, Class C or Class Y shares.

The Manager and Its Affiliates. The Manager is wholly-owned by OppenheimerFunds, Inc., which is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and three of whom (Ms. Macaskill and Mr. Swain and Mr. Fossel) serve as Trustees of the Fund.

        The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

        - The Investment Advisory Agreement. The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

        Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent and custodian expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

        The advisory agreement contains no expense limitation. However, independently of the advisory agreement, the Manager has undertaken that the total expenses of the Fund in any fiscal year (including the management fee but excluding taxes, interest, brokerage commissions, distribution assistance payments and extraordinary expenses such as litigation costs) shall not exceed the most stringent expense limitation imposed under state law applicable to the Fund. Pursuant to the undertaking, the Manager's fee will be reduced at the end of a month so that there will not be any accrued but unpaid liability under this undertaking. Currently, the most stringent state expense limitation is imposed by California, and limits the Fund's expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1.5% of average annual net assets in excess of $100 million. Any assumption of the Fund's expenses under this limitation would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited. The Manager reserves the right to terminate or amend the undertaking at any time.

        The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

        - The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

        - The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions in securities and futures contracts. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

        Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities and futures or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities or futures contract to which the option relates. When possible, concurrent orders to purchase or sell the same security or futures contract by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

        Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price. Options commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

        The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory,
(ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

        The research services provided by brokers broadens the scope and supplements the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

Performance of the Fund

Yield and Total Return Information. As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

        The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

        - Standardized Yields.

        - Yield. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission that apply to all funds (other than money market funds) that quote yields:

         Standardized Yield = 2 [ ( a-b  +  1)6  - 1]
                                     cd

        The symbols above represent the following factors:

        a   =  dividends and interest earned during the 30-day period.
        b   =  expenses accrued for the period (net of any expense
               reimbursements).
        c   =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive
               dividends.
        d   =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

        The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ.

        - Dividend Yield and Distribution Return. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the dividends paid on shares of a class from dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class = Dividends of the Class
                              ----------------------
                              Max. Offering Price of the Class
                              (last day of period)

                      + Number of days (accrual period) x 365


        The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B or Class C shares, the maximum offering price is the net asset value per share without considering the effect of contingent deferred sales charges.

        From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The primary investment objective of the Fund is total return. Therefore, the dividend yield, if any, is expected to be small. Dividends, if any, will be distributed annually.

        - Total Return Information.

        - Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                  ERV  1/n
                  ---         - 1 = Average Annual Total Return
                   P

        - Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                             ERV - P
                             -------   = Total Return
                                P

        In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, payment of a contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% for the fifth year, and 1.0% for the sixth year, and none thereafter) is applied, as described in the Prospectus. For Class C shares, the payment of the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Class Y shares are not subject to a sales charge.
Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares, at net asset value per share, and that the investment is redeemed at the end of the period.

        - Total Returns At Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds, (ii) all other "international bond" funds, and (iii) all other fixed-income funds, excluding money market funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration.

        From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

        From time to time the Fund may publish the ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service, that ranks mutual funds, including the Fund, monthly in broad investment categories (equity, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Fund in relation to other hybrid funds. Rankings are subject to change.

        The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with the performance for the same period of one or more of the indices, including the Goldman Sachs Commodity Index (GSCI). Whereas the Consumer Price Index is generally considered to be a measure of inflation, the GSCI is a commodity index which tracks the prices in five major commodity markets: energy, agriculture, livestock, precious metals, and industrial metals. The index is a total return index. Its value is based on the total return of fully collateralized near-term futures positions. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

        Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class
C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments.
The total return through a diversified portfolio of commodity-link instruments, securities, futures contracts and other investments, is designed as an attempt to outperform more traditional investments in debt and equity securities when the value of these traditional securities is declining due to adverse economic consequences.

        From time to time, the Fund's Manager may publish rankings or ratings of the Manager or Transfer Agent or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for the Fund's Class B and Class C Plans, that vote was cast by the Manager as the sole initial shareholder of Class B and Class C shares of the Fund.

        In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

        Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

        While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which each payment was made and the identity of each Recipient that received any such payment. The report for the Class B and Class C Plan shall also include the distribution costs for that quarter and such costs for previous fiscal years are carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

        Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no minimum amount.

        Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

        The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment to the Distributor.

        Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C
Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

        Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without paying a front-end sales load and at the same time permit the Distributor to compensate Recipients in connection with the sale of Class B and Class C shares of the Fund. The
Distributor retains the asset-based sales charge on Class B shares.   As
to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding, and pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. Under the Class B and Class C Plans, the asset-based sales charge is paid to compensate the Distributor for its services, described below, to the Fund.

        Under the Class B and Class C Plans, the distribution assistance and administrative support services rendered by the Distributor in connection with the distribution of Class B and Class C shares may include: (i) paying service fees and sales commissions to any broker, dealer, bank or other person or entity that sells and services the Fund's Class B or Class
C shares, (ii) paying compensation to and expenses of personnel of the Distributor who support distribution of Class B or Class C shares by Recipients, (iii) obtaining financing or providing such financing from its own resources, or from an affiliate, for interest and other borrowing costs of the Distributor's unreimbursed expenses incurred in rendering distribution assistance for Class B or Class C shares, and (iv) paying certain other distribution expenses.

About Your Account

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B, Class C and Class Y Shares. The availability of three classes of shares to individual investors permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will generally not accept any order of $500,000 or more of Class B shares or $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").

        The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

        The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class
B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

        The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and foreign securities when the Exchange is closed (including weekends and holidays). Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share of Class A, Class B, Class C and Class Y shares may be significantly affected at times when shareholders may not purchase or redeem shares.

        The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sales prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry; (iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures; and
(viii) securities traded on foreign exchanges are valued at the closing or last sales prices reported on a principal exchange, or, if none, at the mean between closing bid and asked prices and reflect prevailing rates of exchange taken from the closing price on the London foreign exchange market that day.

        Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of The New York Stock Exchange. Events affecting the values of foreign securities traded in stock markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. Foreign securities priced in a foreign currency as well as foreign currency reflect prevailing rates of exchange and have their value converted to U.S. dollars at the closing price in the London foreign exchange market as provided by a reliable bank, dealer or pricing service.

        In the case of U.S. Government Securities, mortgage-backed securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Fund's Board of Directors has authorized the Manager to employ a pricing service to price U.S. Government Securities, mortgage-backed securities, and foreign government and corporate bonds. The Directors will monitor the accuracy of such pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

        Puts, calls and Futures held by the Fund are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager, or, if there are no sales that day, in accordance with (i), above. Forward currency contracts are valued at the closing price in the London foreign exchange market as provided by a reliable bank, dealer or pricing service. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the option.
In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received.
If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings.

        - The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

        Oppenheimer Tax-Free Bond Fund
        Oppenheimer New York Tax-Exempt Fund
        Oppenheimer California Tax-Exempt Fund
        Oppenheimer Intermediate Tax-Exempt Fund
        Oppenheimer Insured Tax-Exempt Fund
        Oppenheimer Main Street California Tax-Exempt Fund
        Oppenheimer Florida Tax-Exempt Fund
        Oppenheimer Pennsylvania Tax-Exempt Fund
        Oppenheimer New Jersey Tax-Exempt Fund
        Oppenheimer Fund
        Oppenheimer Discovery Fund
        Oppenheimer Target Fund
        Oppenheimer Growth Fund
        Oppenheimer Equity Income Fund
        Oppenheimer Value Stock Fund
        Oppenheimer Asset Allocation Fund
        Oppenheimer Total Return Fund, Inc.
        Oppenheimer Main Street Income & Growth Fund
        Oppenheimer High Yield Fund
        Oppenheimer Champion Income Fund
        Oppenheimer Bond Fund
        Oppenheimer U.S. Government Trust
        Oppenheimer Limited-Term Government Fund
        Oppenheimer Global Fund
        Oppenheimer Global Emerging Growth Fund
        Oppenheimer Global Growth & Income Fund
        Oppenheimer Gold & Special Minerals Fund
        Oppenheimer International Bond Fund
        Oppenheimer Strategic Income Fund
        Oppenheimer Strategic Income & Growth Fund
        Oppenheimer Enterprise Fund
        Oppenheimer International Growth Fund
        Oppenheimer Quest Global Value Fund, Inc.
        Oppenheimer Quest Value Fund, Inc.
        Oppenheimer Quest Opportunity Value Fund
        Oppenheimer Quest Small Cap Value Fund
        Oppenheimer Quest Growth & Income Value Fund
        Oppenheimer Quest Officers Value Fund
        Oppenheimer Bond Fund for Growth
        Oppenheimer Disciplined Value Fund
        Oppenheimer Disciplined Allocation Fund
        Oppenheimer LifeSpan Balanced Fund
        Oppenheimer LifeSpan Income Fund
        Oppenheimer LifeSpan Growth Fund
        Oppenheimer Bond Fund for Growth
        Rochester Fund Municipals
        Rochester Portfolio Series - Limited-Term New York Municipal Fund

and the following "Money Market Funds":

        Oppenheimer Money Market Fund, Inc.
        Oppenheimer Cash Reserves
        Centennial Money Market Trust
        Centennial Tax Exempt Trust
        Centennial Government Trust
        Centennial New York Tax Exempt Trust
        Centennial California Tax Exempt Trust
        Centennial America Fund, L.P.
        Daily Cash Accumulation Fund, Inc.

        There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

        - Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those Funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

        In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

        For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

        If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

        In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

        - Terms of Escrow That Apply to Letters of Intent.

        1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

        2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

        3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.
Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

        4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

        5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class
A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

        6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "Shareholder Account Rules and Policies," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

        There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

How To Sell Shares

        Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

        - Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question
(not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

        - Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange
Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge, or (ii) Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants other than self-employed persons maintaining a plan account in their own name in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges".

        By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

        - Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

        - Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

        The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

        For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

        Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date.
Checks or AccountLink transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

        The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

        The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund.
The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder.
Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

        To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.


        If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

        As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A Class B and Class C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Tax-Exempt Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.

        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc., purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and if requested, must supply proof of entitlement to this privilege. Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

        No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus. The Class
B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
C shares.

        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charges will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

        The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of 10 or more accounts. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

        When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

        Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the
"Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Fund).

        The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value.
Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for four business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds. However, the investment objective of the Fund is total return and not income generation. Consequently, the amount of dividends distributed by the Fund is expected to be small.

        Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

        The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and
Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

        If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund expects to qualify in current and future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

        Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January
1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

APPENDIX A - CFTC EXEMPTION FOR QUALIFYING HYBRID INSTRUMENTS


Hybrid Instrument Exemption.

        (a) A hybrid instrument is exempt from all provisions of the Commodity Exchange Act (the "Act") and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

               (1)  The instrument is:

                    (i)  An equity or debt security within the meaning of
Section 2(l) of the Securities Act of 1933; or

                    (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in
Section 3 of the Federal Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

               (2) The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

               (3)  Provided that:

                    (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

                    (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

                   (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

               (4) The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

APPENDIX B - CFTC EXEMPTION FOR SWAP TRANSACTIONS


        A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

        (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

        (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

        (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

        (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility; provided, however, that subsections (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Appendix C

Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Transmission*
Gas Utilities*
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

________________

* For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

Investment Adviser
        Oppenheimer Real Asset Management, Inc.
        Two World Trade Center
        New York, New York 10048-0203

Distributor
        OppenheimerFunds Distributor, Inc.
        Two World Trade Center
        New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
        OppenheimerFunds Services
        P.O. Box 5270
        Denver, Colorado 80217
        1-800-525-7048

Custodian of Portfolio Securities
        The Bank of New York
        One Wall Street
        New York, New York 10015

Independent Auditors
        Deloitte & Touche LLP
        555 Seventeenth Street
        Denver, Colorado 80202

Legal Counsel
        Myer, Swanson, Adams & Wolf, P.C.
        1600 Broadway
        Denver, Colorado 80202

                                        OPPENHEIMER REAL ASSET FUND

                                                 FORM N-1A

                                                  PART C

                                             OTHER INFORMATION


Item 24.   Financial Statements and Exhibits
--------   ---------------------------------
        (a)    Financial Statements:

               (1) Financial Highlights (See Part A): To be filed by amendment.

               (2) Report of Independent Auditors (See Part B): To be filed by amendment.

               (3) Statement of Investments (See Part B): To be filed by amendment.

               (4) Statement of Assets and Liabilities (See Part B): To be filed by amendment.

               (5)     Statement of Operations: To be filed by amendment.

               (6) Statement of Changes in Net Asset Value: To be filed by amendment.

               (7)     Notes to Financial Statements: To be filed by amendment.

        (b)    Exhibits:

               (1) Registrant's Declaration of Trust dated 7/22/96: Filed herewith.

               (2)     By-Laws dated 7/22/96: Filed herewith.

               (3)     Not applicable.

               (4)     (i)  Specimen Class A Share Certificate: Filed herewith.

                       (ii)  Specimen Class B Share Certificate: Filed herewith.

                   (iii)  Specimen Class C Share Certificate: Filed herewith.

                       (iv)  Specimen Class Y Share Certificate: Filed herewith.

            (5)   (i) Form of Investment Advisory Agreement: Filed herewith.
                 (ii) Form of Sub-Advisory Agreement: Filed herewith.

               (6) (i) Form of General Distributor's Agreement: Filed herewith.

                       (ii)  Form of OppenheimerFunds Distributor, Inc. Dealer
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (iii)   Form of OppenheimerFunds Distributor, Inc. Broker
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (iv)    Form of OppenheimerFunds Distributor, Inc. Agency
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

             (v) Broker Agreement between OppenheimerFunds Distributor, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

               (7)     Not applicable.

           (8) Form of Custodian Agreement between Registrant and The Bank of New York: Filed herewith.

               (9)     Not applicable.

               (10)    Opinion and Consent of Counsel: To be filed by amendment.

               (11)    Independent Auditors' Consent: To be filed by amendment.

               (12)    Not applicable.

           (13) Investment Letter from OppenheimerFunds, Inc.: To be filed by amendment.

               (14) (i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg.
No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund
(Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.



                       (ii)  Form of Individual Retirement Account Trust
Agreement: Previously filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

                       (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations:
Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

                       (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 42 to the Registration Statement of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

                 (v) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of
Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

            (15) (i) Form of Service Plan and Agreement for Class A shares under Rule 12b-1: Filed herewith.

                       (ii) Form of Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1: Filed herewith.

               (iii) Form of Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1: Filed herewith.

               (16)    Performance Data Computation Schedule: Not applicable.

               (17) (i) Financial Data Schedule for Class A shares: Not applicable.

                       (ii) Financial Data Schedule for Class B shares: Not applicable.

                       (iii) Financial Data Schedule for Class C shares: Not applicable.

                       (iv) Financial Data Schedule for Class Y shares: Not applicable.

               (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Previously filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.

               --      Powers of Attorney: Filed herewith.


Item 25.   Persons Controlled by or Under Common Control with Registrant
--------   -------------------------------------------------------------
           None

Item 26.   Number of Holders of Securities
--------   -------------------------------

                                              Number of
                                              Record Holders
      Title of Class                          as of ____________, 1996
        --------------                          ------------------------

Class A Shares of Beneficial Interest                 0
Class B Shares of Beneficial Interest                 0
Class C Shares of Beneficial Interest                 0

Item 27.   Indemnification
--------   ---------------

        Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.       Business and Other Connections of Investment Adviser

        (a) Oppenheimer Real Asset Management, Inc. is the investment adviser of the Registrant; it and certain affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

        (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Oppenheimer Real Asset Management, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name & Current Position
with Oppenheimer Real Asset                 Other Business and Connections
Management Company, Inc.                    During the Past Two Years
-----------------------                     ------------------------------

Mark J.P. Anson                             Vice President of OppenheimerFunds, Inc.
Vice President                              ("OFI"); previously a Vice President of
                                            Equity Derivatives at Salomon Brothers,
                                            Inc.

Robert J. Bishop                            Assistant Treasurer of the Oppenheimer Funds
Assistant Vice President                    (listed below); previously a Fund
                                            Controller for OFI.

George Bowen                                Treasurer of the New York-based
Vice President                              Oppenheimer Funds; Vice President, Secretary
and Treasurer                               and Treasurer of the Denver-based
                                            Oppenheimer Funds. Vice President and
                                            Treasurer of Oppenheimer Funds Distributor,
                                            Inc. (the "Distributor") and HarbourView
                                            Asset Management Corporation
                                            ("HarbourView"), an investment adviser
                                            subsidiary of OFI; Senior Vice President,
                                            Treasurer, Assistant Secretary and a
                                            director of Centennial Asset Management
                                            Corporation ("Centennial"), an investment
                                            adviser subsidiary of the Manager; Vice
                                            President, Treasurer and Secretary of
                                            Shareholder Services, Inc. ("SSI") and
                                            Shareholder Financial Services, Inc.
                                            ("SFSI"), transfer agent subsidiaries of
                                            OFI; President, Treasurer and Director of
                                            Centennial Capital Corporation; Vice
                                            President and Treasurer of Main Street
                                            Advisers.

Andrew J. Donohue,                          Secretary of the New York-based
Vice President and                          Oppenheimer Funds; Vice President of the
General Counsel                             Denver-based Oppenheimer Funds; Executive
                                            Vice President, Director and General
                                            Counsel of the Distributor; Executive Vice
                                            President and General Counsel of OFI;
                                            formerly Senior Vice President and
                                            Associate General Counsel of OFI and the
                                            Distributor.

Katherine P. Feld                           Vice President and Secretary of Oppenheimer
Vice President and                          Funds Distributor, Inc.; Secretary of
Secretary                                   HarbourView, Main Street Advisers, Inc. and
                                            Centennial; Secretary, Vice President and
                                            Director of Centennial Capital Corp.

Russell Read,                               Vice President and Portfolio Manager of
Vice President                              Oppenheimer Real Asset Fund.  Formerly
                                            Director of Quantitative Research of OFI.

Robert G. Zack,                             Associate General Counsel of OFI; Assistant
Vice President and                          Secretary of the Oppenheimer Funds;
Assistant Secretary                         Assistant Secretary of SSI, SFSI; an
                                            officer     of other Oppenheimer Funds.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Rochester-based Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Tax-Exempt Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Tax-Exempt Trust
Oppenheimer New York Tax-Exempt Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Tax-Free Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Tax-Exempt Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------
Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., and Main Street Advisers, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.       Principal Underwriter
--------       ---------------------

       (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.


       (b) The directors and officers of the Registrant's principal underwriter are:


                                                                                     Positions and
Name & Principal                      Positions & Offices                            Offices with
Business Address                      with Underwriter                               Registrant
----------------                      -------------------                            -------------
Christopher Blunt                     Vice President                                 None
38954 Plumbrook Drive
Farmington Hills, MI  48331

George Clarence Bowen+                Vice President & Treasurer                     Vice President
                                                                                     and Treasurer
                                                                                     of the NY-based
                                                                                     Oppenheimer
                                                                                     funds / Vice
                                                                                     President,
                                                                                     Secretary and
                                                                                     Treasurer of
                                                                                     the Denver-
                                                                                     based Oppen-
                                                                                     heimer funds

Julie Bowers                          Vice President                                 None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                      Vice President                                 None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*                        Senior Vice President -                        None
                                      Director - Financial
                                      Institution Div.

Robert Coli                           Vice President                                 None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                     Vice President                                 None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                         Vice President                                 None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+                          Senior Vice President                          None

Andrew John Donohue*                  Executive Vice                                 Secretary of
President, General                    the New York-
                                      Counsel and Director                           based Oppen-
                                                                                     heimer funds /
                                                                                     Vice President
                                                                                     of the Denver-
                                                                                     based Oppen-
                                                                                     heimer funds

Wendy H. Ehrlich                      Vice President                                 None
4 Craig Street
Jericho, NY 11753

Kent Elwell                           Vice President                                 None
41 Craig Place
Cranford, NJ  07016

John Ewalt                            Vice President                                 None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                    Vice President & Secretary                     None

Mark Ferro                            Vice President                                 None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding++                  Vice President; Chairman:
                                      Rochester Division                             None

Reed F. Finley                        Vice President -                               None
320 E. Maple, Ste. 254                Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*                        Vice President -                               None
                                      Financial Institution Div.

Patricia Gadecki                      Vice President                                 None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galleto                      Vice President                                 None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                            Vice President -                               None
5506 Bryn Mawr                        Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                          Vice President/National                        None
                                      Sales Manager - Financial
                                      Institution Div.

Sharon Hamilton                       Vice President                                 None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                         Vice President                                 None
111 Rexford Court
Summerville, SC  29485

Mark D. Johnson                       Vice President                                 None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*                        Vice President                                 None

Richard Klein                         Vice President                                 None
4011 Queen Avenue South
Minneapolis, MN 55410

Ilene Kutno*                          Vice President -                               None
                                      Director - Regional Sales

Wayne A. LeBlang                      Senior Vice President -                        None
23 Fox Trail                          Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                             Vice President -                               None
7 Maize Court                         Financial Institution Div.
Melville, NY 11747

James Loehle                          Vice President                                 None
30 John Street
Cranford, NJ  07016

John McDonough                        Vice President                                 None
16 Hidden Meadow La.
Ne Canaan, CT  06840

Laura Mulhall*                        Senior Vice President -                        None
                                      Director of Key Accounts

Charles Murray                        Vice President                                 None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray                          Vice President                                 None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton                         Vice President                                 None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer                        Vice President                                 None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                         Vice President -                               None
1307 Wandering Way Dr.                Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                         Vice President                                 None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                     Vice President                                 None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                         Vice President                                 None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*               Chairman & Director                            None

Elaine Puleo*                         Vice President -                               None
                                      Financial Institution Div.,
                                      Director -
                                      Key Accounts

Minnie Ra                             Vice President -                               None
0895 Thirty-First Ave.                Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso                          Vice President                                 None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

Ian Robertson                         Vice President                                 None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++                    Vice President, President:
                                      Rochester Division                             None

Kenneth Rosenson                      Vice President                                 None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                           President                                      None

Timothy Schoeffler                    Vice President                                 None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon                            Vice President                                 None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                     Vice President                                 None
785 Beau Chene Dr.
Mandeville, LA 70448

Robert Shore                          Vice President -                               None
26 Baroness Lane                      Financial Institution Div.
Laguna Niguel, CA 92677

Michael Stenger                       Vice President                                 None
c/o America Building
30 East Central Pkwy
Suite 1008
Cincinnati, OH 45202

George Sweeney                        Vice President                                 None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                  Vice President                                 None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                       Vice President -                               None
111 South Joliet Circle               Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble                        Vice President                                 None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                        Assistant Treasurer                            None

Mark Stephen Vandehey+                Vice President                                 None

Gregory K. Wilson                     Vice President                                 None
2 Side Hill Road
Westport, CT 06880


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

        (c)    Not applicable.

Item 30.       Location of Accounts and Records

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Real Asset Management, Inc. at its offices at 3410 South Galena Street, Denver, Colorado 80231.

Item 31.       Management Services

           Not applicable.

Item 32.       Undertakings

        (a)    Not applicable.

        (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of its registration statement under the Securities Act of 1933.

        (c)    Not applicable.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 15th day of October, 1996.

                                  OPPENHEIMER REAL ASSET FUND


                                  By: /s/ James C. Swain*
                                      _________________________
                                      James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures:                 Title                        Date
-----------                 -----                        ----

/s/ James C. Swain*         Chairman of the Board
----------------------      of Trustees                  October 15, 1996
James C. Swain

/s/ Jon S. Fossel*          Trustee                      October 15, 1996
----------------------
Jon S. Fossel

/s/ George Bowen*           Treasurer and
----------------------      Principal Financial
George Bowen                and Accounting Officer       October 15, 1996

/s/ Robert G. Avis*         Trustee                      October 15, 1996
----------------------
Robert G. Avis

/s/ William A. Baker*       Trustee                      October 15, 1996
----------------------
William A. Baker

/s/ Charles Conrad, Jr.*    Trustee                      October 15, 1996
----------------------
Charles Conrad, Jr.

/s/ Sam Freedman*           Trustee                      October 15, 1996
----------------------
Sam Freedman

/s/ Raymond J. Kalinowski*  Trustee                      October 15, 1996
----------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*         Trustee                      October 15, 1996
----------------------
C. Howard Kast

/s/ Robert M. Kirchner*     Trustee                      October 15, 1996
----------------------
Robert M. Kirchner

/s/ Bridget A. Macaskill*   Trustee                      October 15, 1996
------------------------
Bridget A. Macaskill

/s/ Ned M. Steel*           Trustee                      October 15, 1996
------------------------
Ned M. Steel


*By:   /s/ Robert G. Zack
      -------------------------------------
      Robert G. Zack, Attorney-in-Fact


                                        OPPENHEIMER REAL ASSET FUND

                                               EXHIBIT INDEX


Form N-1A
Item No.                      Description

24(b)(1)          Declaration of Trust

24(b)(2)          By-Laws

24(b)(4)(i)       Specimen Class A Share Certificate
24(b)(4)(ii)      Specimen Class B Share Certificate
24(b)(4)(iii)     Specimen Class C Share Certificate
24(b)(4)(iv)      Specimen Class Y Share Certificate

24(b)(5)(i)       Form of Investment Advisory Agreement
24(b)(5)(ii)      Form of Sub-Advisory Agreement

24(b)(6)          Form of General Distributor's Agreement

24(b)(8) Form of Custodian Agreement between Registrant and the Bank of New York

24(b)(15)(i)      Form of Service Plan and Agreement for Class A Shares
24(b)(15)(ii)     Form of Distribution and Service Plan and Agreement for
                  Class B Shares
24(b)(15)(iii)    Form of Distribution and Service Plan and Agreement for
                  Class C Shares

    --            Powers of Attorney